UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04920

WASATCH FUNDS TRUST

(Exact name of registrant as specified in charter)

505 Wakara Way
3rd Floor
Salt Lake City, Utah	84108
(Address of principal executive offices)	(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds Trust 505 Wakara Way, 3rd Floor Salt Lake City, Utah 84108	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Item 1.	Schedule of Investments.

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments

June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 97.4%

	Airlines 5.6%
247,674	Allegiant Travel Co.	$29,168,567
414,578	Spirit Airlines, Inc.*	26,217,913

		55,386,480

	Airport Services 0.5%
239,285	Wesco Aircraft Holdings, Inc.*	4,776,129

	Apparel Retail 0.7%
434,928	Chico’s FAS, Inc.	7,376,379

	Application Software 5.2%
215,701	ANSYS, Inc.*	16,354,450
212,448	Tyler Technologies, Inc.*	19,377,382
109,176	Ultimate Software Group, Inc.*	15,084,848

		50,816,680

	Asset Management & Custody Banks 3.0%
597,285	SEI Investments Co.	19,573,030
45,851	Virtus Investment Partners, Inc.*	9,708,949

		29,281,979

	Automotive Retail 0.9%
176,353	Monro Muffler Brake, Inc.	9,380,216

	Biotechnology 2.1%
1,725,814	Abcam plc (United Kingdom)	11,217,300
248,974	Seattle Genetics, Inc.*	9,523,255

		20,740,555

	Commercial Printing 1.1%
1,328,257	InnerWorkings, Inc.*	11,290,184

	Consumer Finance 6.0%
164,316	Credit Acceptance Corp.*	20,227,300
192,168	First Cash Financial Services, Inc.*	11,066,955
1,856,400	Mahindra & Mahindra Financial Services Ltd. (India)	8,704,045
322,036	Portfolio Recovery Associates, Inc.*	19,170,803

		59,169,103

	Data Processing & Outsourced Services 5.8%
80,874	Alliance Data Systems Corp.*	22,745,812
351,631	ExlService Holdings, Inc.*	10,355,533
797,233	Higher One Holdings, Inc.*	3,037,458
252,579	NeuStar, Inc., Class A*	6,572,106
171,890	Syntel, Inc.*	14,775,664

		57,486,573

	Distributors 1.4%
239,077	Pool Corp.	13,522,195

	Diversified Banks 3.3%
10,926,782	City Union Bank Ltd.* (India)	13,734,553
2,083,820	Yes Bank Ltd. (India)	18,780,192

		32,514,745

	Diversified Support Services 5.4%
1,471,633	Copart, Inc.*	52,919,923

	Electrical Components & Equipment 2.3%
483,175	Polypore International, Inc.*	23,061,943

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Environmental & Facilities Services 3.3%
364,490	Tetra Tech, Inc.	$10,023,475
465,627	Waste Connections, Inc.	22,606,191

		32,629,666

	Health Care Facilities 1.7%
539,076	Ensign Group, Inc. (The)	16,754,482

	Health Care REITs 1.1%
539,076	CareTrust REIT, Inc.*	10,673,705

	Health Care Services 4.0%
257,292	IPC The Hospitalist Co., Inc.*	11,377,452
487,165	MEDNAX, Inc.*	28,328,645

		39,706,097

	Homebuilding 0.7%
565,286	Installed Building Products, Inc.*	6,924,753

	Homefurnishing Retail 1.2%
246,750	Mattress Firm Holding Corp.*	11,782,312

	Human Resource & Employment Services 0.8%
125,284	51job, Inc. ADR* (China)	8,263,733

	Industrial Machinery 3.1%
373,761	IDEX Corp.	30,177,463

	Internet Retail 1.4%
155,634	Blue Nile, Inc.*	4,357,752
361,286	RetailMeNot, Inc.*	9,613,820

		13,971,572

	Internet Software & Services 5.6%
243,214	Cornerstone OnDemand, Inc.*	11,192,708
563,421	Dealertrack Technologies, Inc.*	25,545,508
448,282	Vistaprint N.V.*	18,137,490

		54,875,706

	IT Consulting & Other Services 0.9%
194,087	EPAM Systems, Inc.*	8,491,306

	Leisure Facilities 2.4%
489,486	Life Time Fitness, Inc.*	23,857,548

	Life Sciences Tools & Services 3.1%
573,500	Divi’s Laboratories Ltd. (India)	13,969,199
358,224	ICON plc* (Ireland)	16,875,933

		30,845,132

	Oil & Gas Equipment & Services 4.1%
114,241	CARBO Ceramics, Inc.	17,606,823
117,555	Dril-Quip, Inc.*	12,841,708
298,022	TGS-NOPEC Geophysical Co. ASA (Norway)	9,529,745

		39,978,276

	Oil & Gas Refining & Marketing 1.5%
291,271	World Fuel Services Corp.	14,339,271

	Personal Products 3.7%
259,158	Herbalife Ltd.	16,726,057
262,679	Nu Skin Enterprises, Inc., Class A	19,427,739

		36,153,796

	Research & Consulting Services 2.9%
726,461	Acacia Research Corp.	12,894,683
235,748	Corporate Executive Board Co. (The)	16,082,728

		28,977,411

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Semiconductors 2.7%
387,065	Melexis N.V. (Belgium)	$17,153,082
158,407	Power Integrations, Inc.	9,114,739

		26,267,821

	Specialized Finance 1.1%
367,840	CRISIL Ltd. (India)	10,886,278

	Specialty Chemicals 1.2%
230,755	Balchem Corp.	12,359,238

	Specialty Stores 0.9%
156,551	Hibbett Sports, Inc.*	8,480,368

	Systems Software 0.9%
640,649	Infoblox, Inc.*	8,424,534

	Trading Companies & Distributors 2.4%
221,302	MSC Industrial Direct Co., Inc., Class A	21,165,323
81,514	Rush Enterprises, Inc., Class B*	2,563,616

		23,728,939

	Trucking 3.4%
600,940	Knight Transportation, Inc.	14,284,344
302,485	Old Dominion Freight Line, Inc.*	19,262,245

		33,546,589

	Total Common Stocks (cost $606,186,195)	959,819,080

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.8%

	Repurchase Agreement 2.8%
$27,148,602	Repurchase Agreement dated 6/30/14, 0.00% due 7/1/14 with State Street Bank and Trust Co. collateralized by $28,700,000 of United States Treasury Notes 1.750% due 5/15/22; value: $27,695,500; repurchase proceeds: $27,148,602 (cost $27,148,602)	$27,148,602

	Total Short-Term Investments (cost $27,148,602)	27,148,602

	Total Investments (cost $633,334,797) 100.2%	986,967,682
	Liabilities less Other Assets (0.2%)	(2,043,915)

	NET ASSETS 100.0%	$984,923,767

	*Non-income producing. ADR American Depositary Receipt. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

At June 30, 2014, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	1.8
China	0.9
India	6.9
Ireland	1.7
Norway	1.0
United Kingdom	1.2
United States	86.5

Total	100.0%

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments

June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 98.6%

	Air Freight & Logistics 1.5%
6,014	Blue Dart Express Ltd. (India)	$419,965

	Apparel, Accessories & Luxury Goods 3.8%
3,436	Page Industries Ltd. (India)	410,469
36,986	Titan Co. Ltd. (India)	216,738
31,961	Vaibhav Global Ltd.* (India)	419,965

		1,047,172

	Auto Parts & Equipment 4.3%
2,093	Bosch Ltd. (India)	470,486
13,189	WABCO India Ltd. (India)	723,646

		1,194,132

	Biotechnology 1.5%
48,862	Biocon Ltd. (India)	431,061

	Building Products 2.3%
72,483	Kajaria Ceramics Ltd.* (India)	641,736

	Commodity Chemicals 2.9%
90,115	Berger Paints India Ltd. (India)	435,255
43,232	Supreme Industries Ltd. (India)	375,894

		811,149

	Construction Machinery & Heavy Trucks 2.6%
5,404	Eicher Motors Ltd. (India)	716,456

	Consumer Finance 7.2%
139,101	Mahindra & Mahindra Financial Services Ltd. (India)	652,199
65,493	Repco Home Finance Ltd. (India)	498,725
17,481	Shriram City Union Finance Ltd. (India)	427,237
28,140	Shriram Transport Finance Co., Ltd. (India)	421,550

		1,999,711

	Diversified Banks 8.3%
13,149	Axis Bank Ltd. (India)	419,141
296,472	City Union Bank Ltd.* (India)	372,654
365,125	DCB Bank Ltd.* (India)	502,051
47,300	IndusInd Bank Ltd. (India)	449,132
19,855	Kotak Mahindra Bank Ltd. (India)	290,835
32,080	Yes Bank Ltd. (India)	289,117

		2,322,930

	Diversified Chemicals 2.2%
15,206	BASF India Ltd. (India)	219,526
70,301	Pidilite Industries Ltd. (India)	381,048

		600,574

	Diversified Real Estate Activities 1.1%
207,392	Delta Corp. Ltd. (India)	320,683

	Electric Utilities 2.0%
316,048	OPG Power Ventures plc* (India)	548,693

	Electrical Components & Equipment 1.7%
60,935	Amara Raja Batteries Ltd. (India)	475,414

	Fertilizers & Agricultural Chemicals 2.3%
12,278	Bayer CropScience Ltd. (India)	375,617
74,212	Rallis India Ltd. (India)	279,475

		655,092

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Footwear 1.1%
13,815	Bata India Ltd. (India)	$296,996

	Health Care Facilities 1.2%
19,958	Apollo Hospitals Enterprise Ltd. (India)	331,168

	Heavy Electrical Equipment 1.1%
59,809	TD Power Systems Ltd. (India)	317,218

	Household Appliances 0.7%
4,244	Hawkins Cookers Ltd. (India)	200,398

	Household Products 0.5%
47,555	Jyothy Laboratories Ltd. (India)	135,640

	Industrial Machinery 6.1%
35,156	AIA Engineering Ltd. (India)	453,588
37,633	Cummins India Ltd. (India)	404,831
6,322	FAG Bearings India Ltd. (India)	262,771
144,870	Sarine Technologies Ltd. (Israel)	298,629
15,720	SKF India Ltd. (India)	280,932

		1,700,751

	Internet Retail 2.8%
22,395	MakeMyTrip Ltd.* (India)	786,736

	Internet Software & Services 0.6%
6,479	Just Dial Ltd.* (India)	156,845

	IT Consulting & Other Services 10.0%
15,810	CMC Ltd. (India)	511,272
13,877	Cognizant Technology Solutions Corp., Class A*	678,724
21,455	HCL Technologies Ltd. (India)	536,170
40,932	Persistent Systems Ltd. (India)	733,638
9,457	Tech Mahindra Ltd. (India)	338,114

		2,797,918

	Life Sciences Tools & Services 0.9%
10,402	Divi’s Laboratories Ltd. (India)	253,370

	Packaged Foods & Meats 2.8%
26,409	Britannia Industries Ltd. (India)	443,480
2,656	GlaxoSmithKline Consumer Healthcare Ltd.* (India)	198,984
1,639	Nestlé India Ltd. (India)	134,401

		776,865

	Personal Products 5.9%
70,213	Bajaj Corp. Ltd. (India)	273,229
10,279	Colgate-Palmolive India Ltd. (India)	257,569
122,932	Dabur India Ltd. (India)	382,214
27,232	Godrej Consumer Products Ltd. (India)	371,273
34,443	Marico Ltd. (India)	140,303
2,942	Procter & Gamble Hygiene & Health Care Ltd. (India)	210,091

		1,634,679

	Pharmaceuticals 9.7%
46,640	Glenmark Pharmaceuticals Ltd. (India)	441,779
42,005	IPCA Laboratories Ltd. (India)	611,794
43,723	Lupin Ltd. (India)	763,381
28,804	Natco Pharma Ltd. (India)	478,430
35,188	Torrent Pharmaceuticals Ltd. (India)	415,973

		2,711,357

	Publishing 1.0%
50,859	D.B. Corp. Ltd. (India)	287,464

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Restaurants 1.5%
19,688	Jubilant Foodworks Ltd.* (India)	$428,753

	Specialized Finance 1.5%
14,295	CRISIL Ltd. (India)	423,063

	Specialty Chemicals 1.4%
39,702	Asian Paints Ltd. (India)	391,442

	Systems Software 0.8%
73,973	KPIT Technologies Ltd. (India)	212,037

	Thrifts & Mortgage Finance 4.4%
201,102	Gruh Finance Ltd. (India)	672,067
23,453	Housing Development Finance Corp. Ltd.* (India)	384,872
33,175	LIC Housing Finance Ltd. (India)	180,644

		1,237,583

	Wireless Telecommunication Services 0.9%
119,437	Idea Cellular Ltd. (India)	263,319

	Total Common Stocks (cost $20,458,644)	27,528,370

	Total Investments (cost $20,458,644) 98.6%	27,528,370
	Other Assets less Liabilities 1.4%	383,262

	NET ASSETS 100.0%	$27,911,632

	*Non-income producing.

	See Notes to Schedules of Investments.

At June 30, 2014, Wasatch Emerging India Fund’s investments were in the following countries:

COUNTRY	%
India	96.4
Israel	1.1
United States	2.5

Total	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX) – Schedule of Investments

June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 102.4%

	Casinos & Gaming 9.0%
282,909	Galaxy Entertainment Group Ltd. (Hong Kong)	$2,255,782
443,377	Melco International Development Ltd. (China)	1,344,320
743,500	SJM Holdings Ltd. (Hong Kong)	1,859,074

		5,459,176

	Construction & Engineering 3.2%
146,924	Promotora y Operadora de Infraestructura S.A.B. de C.V.* (Mexico)	1,959,515

	Construction Materials 4.1%
252,691	Cemex Latam Holdings S.A.* (Colombia)	2,476,109

	Diversified Banks 24.6%
673,033	Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	1,293,730
37,415	Axis Bank Ltd. (India)	1,192,652
14,780,303	Banco de Chile (Chile)	1,965,521
988,307	BBVA Banco Continental S.A. (Peru)	2,013,349
135,690	IndusInd Bank Ltd. (India)	1,288,429
356,800	Kasikornbank Public Co. Ltd. (Thailand)	2,253,705
1,051,911	Metropolitan Bank & Trust (Philippines)	2,106,232
659,380	National Bank of Ras Al-Khaimah PSC (United Arab Emirates)	1,520,624
1,521,100	PT Bank Rakyat Indonesia (Persero) Tbk (Indonesia)	1,324,788

		14,959,030

	Drug Retail 3.1%
229,143	Raia Drogasil S.A. (Brazil)	1,892,449

	Food Retail 4.3%
68,029	BIM Birlesik Magazalar A.S. (Turkey)	1,561,079
131,667	President Chain Store Corp. (Taiwan)	1,053,936

		2,615,015

	Health Care Facilities 5.6%
3,273,430	Bangkok Dusit Medical Services Public Co. Ltd. (Thailand)	1,684,372
439,942	Life Healthcare Group Holdings Ltd. (South Africa)	1,716,695

		3,401,067

	Industrial Machinery 1.9%
89,000	Weg S.A. (Brazil)	1,140,029

	Internet Software & Services 4.3%
14,066	MercadoLibre, Inc. (Brazil)	1,341,897
129,690	SouFun Holdings Ltd. ADR (China)	1,269,665

		2,611,562

	IT Consulting & Other Services 1.9%
46,411	HCL Technologies Ltd. (India)	1,159,831

	Life & Health Insurance 4.0%
135,072	Discovery Ltd. (South Africa)	1,234,135
203,427	Sanlam Ltd. (South Africa)	1,181,408

		2,415,543

	Managed Health Care 3.6%
186,522	Qualicorp S.A.* (Brazil)	2,204,263

	Marine Ports & Services 4.3%
1,020,852	International Container Terminal Services, Inc. (Philippines)	2,595,981

	Packaged Foods & Meats 5.6%
50,060	M Dias Branco S.A. (Brazil)	2,214,966
335,800	Universal Robina Corp. (Philippines)	1,187,032

		3,401,998

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Personal Products 2.7%
118,427	Godrej Consumer Products Ltd. (India)	$1,614,600

	Pharmaceuticals 8.0%
152,212	Lupin Ltd. (India)	2,657,541
2,694,692	Sino Biopharmaceutical Ltd. (China)	2,204,247

		4,861,788

	Soft Drinks 3.5%
86,223	Coca-Cola Icecek A.S. (Turkey)	2,129,214

	Specialty Chemicals 3.6%
221,513	Asian Paints Ltd. (India)	2,184,009

	Wireless Telecommunication Services 5.1%
479,808	Idea Cellular Ltd. (India)	1,057,819
2,978,378	PT Tower Bersama Infrastructure Tbk (Indonesia)	2,022,433

		3,080,252

	Total Common Stocks (cost $56,133,853)	62,161,431

	Total Investments (cost $56,133,853) 102.4%	62,161,431
	Liabilities less Other Assets (2.4%)	(1,452,944)

	NET ASSETS 100.0%	$60,708,487

	*Non-income producing.

	ADR American Depositary Receipt.

	See Notes to Schedules of Investments.

At June 30, 2014, Wasatch Emerging Markets Select Fund’s investments were in the following countries:

COUNTRY	%
Brazil	14.1
Chile	3.2
China	7.8
Colombia	4.0
Hong Kong	6.6
India	17.9
Indonesia	5.4
Mexico	3.2
Peru	3.2
Philippines	9.5
South Africa	6.7
Taiwan	1.7
Thailand	6.3
Turkey	5.9
United Arab Emirates	4.5

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments

June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 98.4%

	Airport Services 2.8%
4,158,064	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.* (Mexico)	$16,765,857
5,647,529	Malaysia Airports Holdings Berhad (Malaysia)	14,035,279
1,706,824	TAV Havalimanlari Holding A.S. (Turkey)	13,579,482

		44,380,618

	Apparel Retail 1.3%
788,941	Mr Price Group Ltd. (South Africa)	13,415,948
31,325,244	Trinity Ltd. (China)	6,709,103

		20,125,051

	Application Software 1.3%
894,529	Linx S.A. (Brazil)	20,976,504

	Asset Management & Custody Banks 1.0%
1,127,300	CETIP S.A. – Mercados Organizados (Brazil)	16,052,878
290	CETIP S.A. – Receipts*** (Brazil)	4,130

		16,057,008

	Automotive Retail 0.7%
465,569	Kolao Holdings (Korea)	10,560,198

	Biotechnology 0.8%
1,468,337	Biocon Ltd. (India)	12,953,689

	Brewers 0.5%
1,831,074	Guinness Anchor Berhad (Malaysia)	7,493,090

	Cable & Satellite 1.3%
502,927	KT Skylife Co. Ltd. (Korea)	12,824,191
42,601,131	PT MNC Sky Vision Tbk (Indonesia)	7,761,995

		20,586,186

	Casinos & Gaming 4.0%
621,306	Grand Korea Leisure Co. Ltd. (Korea)	25,544,900
38,691,931	Melco Crown Philippines Resorts Corp.* (Philippines)	10,158,294
734,360	Paradise Co. Ltd. (Korea)	27,144,756

		62,847,950

	Coal & Consumable Fuels 0.7%
4,541,909	PT Indo Tambangraya Megah Tbk (Indonesia)	10,344,289

	Commodity Chemicals 2.1%
4,628,418	Berger Paints India Ltd. (India)	22,355,232
2,024,113	Castrol India Ltd. (India)	10,887,032

		33,242,264

	Construction & Engineering 1.3%
1,506,712	Promotora y Operadora de Infraestructura S.A.B. de C.V.* (Mexico)	20,094,911

	Construction Materials 4.6%
1,654,138	Cemex Latam Holdings S.A.* (Colombia)	16,208,835
91,037,401	PT Holcim Indonesia Tbk (Indonesia)	20,158,007
1,531,652	Siam City Cement Public Co. Ltd. (Thailand)	21,236,894
12,595,123	Union Andina de Cementos S.A.A. (Peru)	14,854,863

		72,458,599

	Consumer Finance 2.8%
4,895,758	Mahindra & Mahindra Financial Services Ltd. (India)	22,954,589
888,356	Shriram City Union Finance Ltd. (India)	21,711,512

		44,666,101

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Department Stores 0.9%
2,348,842	Poya Co. Ltd. (Taiwan)	$13,727,407

	Distillers & Vintners 0.5%
548,134	Distell Group Ltd. (South Africa)	7,217,207

	Diversified Banks 2.8%
11,207,860	EastWest Banking Corp.* (Philippines)	7,741,512
450,621	Intergroup Financial Services Corp. (Peru)	14,748,825
7,700,861	Security Bank Corp. (Philippines)	21,752,948

		44,243,285

	Diversified Chemicals 1.6%
4,589,266	Pidilite Industries Ltd. (India)	24,874,898

	Drug Retail 1.0%
2,554,015	Clicks Group Ltd. (South Africa)	15,252,870

	Electrical Components & Equipment 0.4%
880,089	Voltronic Power Technology Corp.* (Taiwan)	6,808,914

	Electronic Components 0.3%
440,630	Partron Co. Ltd. (Korea)	4,703,305

	Electronic Equipment & Instruments 1.6%
6,209,545	Chroma ATE, Inc. (Taiwan)	17,386,227
1,714,371	Vivotek, Inc. (Taiwan)	7,521,689

		24,907,916

	Environmental & Facilities Services 0.8%
2,143,753	Cleanaway Co. Ltd. (Taiwan)	12,959,589

	Fertilizers & Agricultural Chemicals 1.0%
488,485	Bayer CropScience Ltd. (India)	14,944,092

	Food Retail 0.7%
872,242	Eurocash S.A. (Poland)	11,550,230

	Footwear 1.0%
547,242	Bata India Ltd. (India)	11,764,634
118,043	CCC S.A. (Poland)	4,412,205

		16,176,839

	General Merchandise Stores 1.3%
2,911,274	Taiwan FamilyMart Co. Ltd. (Taiwan)	20,670,845

	Health Care Equipment 0.7%
216,267	i-SENS, Inc.* (Korea)	10,986,483

	Health Care Facilities 1.8%
4,911,182	Bumrungrad Hospital Public Co. Ltd. (Thailand)	17,704,769
227,006	KPJ Healthcare Berhad (Malaysia)	238,954
1,064,293	MD Medical Group Investments plc GDR (Russia)	10,105,462

		28,049,185

	Health Care Supplies 2.0%
428,214	Ginko International Co. Ltd. (Taiwan)	7,414,651
985,744	St. Shine Optical Co. Ltd. (Taiwan)	24,364,628

		31,779,279

	Home Furnishings 1.3%
256,809	Hanssem Co. Ltd. (Korea)	19,746,729

	Home Improvement Retail 0.8%
40,953,648	Home Product Center Public Co. Ltd. (Thailand)	12,176,944

	Hotels, Resorts & Cruise Lines 3.6%
30,945,800	Bloomberry Resorts Corp.* (Philippines)	7,628,335
303,339	Hotel Shilla Co. Ltd. (Korea)	27,401,843
23,540,698	Minor International Public Co. Ltd. (Thailand)	21,216,004

		56,246,182

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Human Resource & Employment Services 0.8%
185,607	51job, Inc. ADR* (China)	$12,242,638

	Hypermarkets & Super Centers 3.8%
300,125	Al Meera Consumer Goods Co. (Qatar)	13,948,566
827,922	Inretail Peru Corp.* (Peru)	13,453,733
833,185	O’Key Group S.A. GDR (Russia)	7,652,804
10,928,701	Puregold Price Club, Inc. (Philippines)	10,866,108
8,053,398	Robinsons Retail Holdings, Inc.* (Philippines)	13,459,230

		59,380,441

	Industrial Machinery 1.8%
1,953,157	Airtac International Group (Taiwan)	21,030,879
712,289	Cummins India Ltd. (India)	7,662,332

		28,693,211

	Internet Retail 2.4%
843,346	B2W Cia Digital* (Brazil)	10,691,942
2,001,439	Interpark Corp. (Korea)	21,561,262
153,208	MakeMyTrip Ltd.* (India)	5,382,197

		37,635,401

	Internet Software & Services 1.3%
275,203	Bitauto Holdings Ltd. ADR* (China)	13,402,386
51,766	MercadoLibre, Inc. (Brazil)	4,938,476
221,331	PChome Online, Inc. (Taiwan)	2,453,633

		20,794,495

	IT Consulting & Other Services 2.1%
1,037,057	Mindtree Ltd. (India)	15,156,257
213,400	Persistent Systems Ltd. (India)	3,824,843
6,096,250	Sonda S.A. (Chile)	14,332,963

		33,314,063

	Leisure Products 2.9%
2,616,582	Giant Manufacturing Co. Ltd. (Taiwan)	20,374,952
3,713,698	Merida Industry Co. Ltd. (Taiwan)	24,626,975

		45,001,927

	Life & Health Insurance 1.6%
9,491,944	Bangkok Life Assurance Public Co. Ltd. NVDR (Thailand)	25,736,900

	Managed Health Care 1.7%
2,313,611	Qualicorp S.A.* (Brazil)	27,341,580

	Marine Ports & Services 2.7%
659,056	Global Ports Investments plc GDR (Russia)	7,084,852
10,395,114	International Container Terminal Services, Inc. (Philippines)	26,434,311
9,772,500	Westports Holdings Berhad (Malaysia)	8,186,865

		41,706,028

	Oil & Gas Equipment & Services 0.5%
11,494,861	Anton Oilfield Services Group (China)	7,830,681

	Oil & Gas Exploration & Production 3.6%
5,734,736	Afren plc* (Nigeria)	14,223,031
1,007,461	Dragon Oil plc (United Arab Emirates)	10,571,912
2,283,113	Gran Tierra Energy, Inc.* (Colombia)	18,538,878
1,058,037	Parex Resources, Inc.* (Colombia)	12,448,661

		55,782,482

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Packaged Foods & Meats 4.9%
1,178,692	Biostime International Holdings Ltd. (China)	$6,539,291
730,640	Britannia Industries Ltd. (India)	12,269,455
160,822	GlaxoSmithKline Consumer Healthcare Ltd.* (India)	12,048,615
7,611,600	Ichitan Group Public Co. Ltd.* (Thailand)	5,839,742
5,136,657	Standard Foods Corp. (Taiwan)	14,279,005
3,186,740	Ulker Biskuvi Sanayi A.S. (Turkey)	26,707,888

		77,683,996

	Pharmaceuticals 2.5%
10,966,014	China Animal Healthcare Ltd. (China)	7,654,343
1,517,085	Glenmark Pharmaceuticals Ltd. (India)	14,369,995
250,252	Natco Pharma Ltd. (India)	4,156,650
16,697,900	Sino Biopharmaceutical Ltd. (China)	13,658,814

		39,839,802

	Property & Casualty Insurance 0.1%
610,412	Qualitas Controladora S.A.B. de C.V.** (Mexico)	1,761,403

	Real Estate Operating Companies 1.4%
12,133,095	Parque Arauco S.A. (Chile)	22,162,708

	Regional Banks 1.8%
3,870,846	Banregio Grupo Financiero S.A.B. de C.V. (Mexico)	22,947,847
910,432	TCS Group Holding plc GDR* (Russia)	5,963,329

		28,911,176

	Restaurants 1.8%
681,630	Jubilant Foodworks Ltd.* (India)	14,844,109
938,016	Wowprime Corp. (Taiwan)	13,524,546

		28,368,655

	Retail REITs 0.7%
23,430,134	CapitaMalls Malaysia Trust (Malaysia)	10,799,314

	Semiconductor Equipment 1.0%
404,979	Hermes Microvision, Inc. (Taiwan)	16,072,748

	Semiconductors 1.9%
226,422	LEENO Industrial, Inc. (Korea)	7,026,736
274,620	Seoul Semiconductor Co. Ltd. (Korea)	10,340,998
7,923,490	Vanguard International Semiconductor Corp. (Taiwan)	12,724,608

		30,092,342

	Specialized Finance 1.6%
9,998,120	Chailease Holding Co. Ltd. (Taiwan)	25,147,659

	Specialty Chemicals 1.1%
75,105,655	D&L Industries, Inc. (Philippines)	16,982,653

	Systems Software 1.0%
863,500	Totvs S.A. (Brazil)	14,857,259

	Technology Hardware, Storage & Peripherals 1.2%
465,913	KONA I Co. Ltd. (Korea)	14,965,579
297,981	TSC Auto ID Technology Co. Ltd. (Taiwan)	3,143,680

		18,109,259

	Trading Companies & Distributors 1.5%
642,972	iMarketKorea, Inc. (Korea)	23,544,290

	Wireless Telecommunication Services 1.4%
32,689,313	PT Tower Bersama Infrastructure Tbk (Indonesia)	22,197,298

	Total Common Stocks (cost $1,323,688,483)	1,545,799,066

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	RIGHTS 0.0%

	Internet Retail 0.0%
377,600	B2W Cia Digital, expiring 7/8/14* (Brazil)	$333,395

	Total Rights (cost $ –)	333,395

	Total Investments (cost $1,323,688,483) 98.4%	1,546,132,461
	Other Assets less Liabilities 1.6%	25,592,897

	NET ASSETS 100.0%	$1,571,725,358

	*Non-income producing.

	**Common units.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

	ADR American Depositary Receipt.

	GDR Global Depositary Receipt.

	NVDR Non-Voting Depositary Receipt.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

At June 30, 2014, Wasatch Emerging Markets Small Cap Fund’s investments were in the following countries:

COUNTRY	%
Brazil	6.2
Chile	2.4
China	4.4
Colombia	3.1
India	15.0
Indonesia	3.9
Korea	14.0
Malaysia	2.6
Mexico	4.0
Nigeria	0.9
Peru	2.8
Philippines	7.4
Poland	1.0
Qatar	0.9
Russia	2.0
South Africa	2.3
Taiwan	17.1
Thailand	6.7
Turkey	2.6
United Arab Emirates	0.7

Total	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments

June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 86.1%

	Advertising 0.0%
110,600	Scan Group Ltd. (Kenya)	$57,742

	Air Freight & Logistics 2.1%
8,594,591	Agility Public Warehousing Co. KSC (Kuwait)	24,119,811
3,288,909	Aramex PJSC (United Arab Emirates)	2,686,432

		26,806,243

	Apparel Retail 0.5%
399,905	Mr Price Group Ltd. (South Africa)	6,800,388

	Automotive Retail 0.0%
12,279	Kolao Holdings (Korea)	278,517

	Brewers 11.6%
79,340	Societe Des Brasseries du Maroc (Morocco)	21,715,417
1,321,873	Carlsberg Brewery Malaysia Berhad (Malaysia)	5,022,376
7,270,554	Delta Corp. Ltd. (Zimbabwe)	9,379,015
10,012,472	East African Breweries Ltd. (Kenya)	32,906,447
3,961,100	Florida Ice & Farm Co. S.A. (Costa Rica)	5,065,149
262,581	Guinness Anchor Berhad (Malaysia)	1,074,529
1,074,765	Guinness Ghana Breweries Ltd. (Ghana)	1,636,354
10,748,081	Guinness Nigeria plc (Nigeria)	13,191,876
2,256,243	Lion Brewery Ceylon plc* (Sri Lanka)	7,652,096
5,600	Namibia Breweries Ltd. (Namibia)	8,601
31,890,399	Nigerian Breweries plc (Nigeria)	33,661,544
337,337	SABMiller plc (United Kingdom)	19,561,120
6,852	Union de Cervecerias Peruanas Backus y Johnston S.A.A. (Peru)	29,742

		150,904,266

	Building Products 0.6%
5,344,977	Al Anwar Ceramic Tile Co. (Oman)	8,135,471

	Casinos & Gaming 0.4%
5,319,555	NagaCorp Ltd. (Cambodia)	4,687,679

	Coal & Consumable Fuels 0.5%
2,648,700	PT Indo Tambangraya Megah Tbk (Indonesia)	6,032,467

	Commodity Chemicals 0.1%
123,150	Berger Paints Bangladesh Ltd. (Bangladesh)	1,785,358
27,000	Paints & Chemical Industries Co. S.A.E. (Egypt)	158,562

		1,943,920

	Construction Materials 4.8%
1,896,460	Bamburi Cement Co. Ltd. (Kenya)	3,722,368
3,793,340	Kohat Cement Co. Ltd. (Pakistan)	4,912,601
15,562,929	Lafarge Cement WAPCO Nigeria plc (Nigeria)	10,554,522
3,450,000	Lafarge Cement Zambia plc (Zambia)	14,226,804
9,092,076	Lafarge Republic, Inc. (Philippines)	2,082,950
6,411,400	Lucky Cement Ltd. (Pakistan)	26,671,554

		62,170,799

	Consumer Finance 0.2%
10,963,288	Letshego Holdings Ltd. (Botswana)	2,817,148

	Department Stores 0.1%
2,951,376	Parkson Retail Asia Ltd. (Malaysia)	1,893,805

	Distillers & Vintners 1.3%
738,191	Distell Group Ltd. (South Africa)	9,719,662
4,230,100	Distilleries Co. of Sri Lanka plc (Sri Lanka)	6,718,824

		16,438,486

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Diversified Banks 11.8%
835,620	Bancolombia S.A. (Colombia)	$11,810,600
10,426,300	Barclays Bank of Kenya Ltd. (Kenya)	2,022,676
1,744,488	BBVA Banco Continental S.A. (Peru)	3,553,818
120,144	BLOM Bank SAL (Lebanon)	1,057,267
659,681	BLOM Bank SAL GDR (Lebanon)	6,168,017
4,578,100	CAL Bank Ltd. (Ghana)	1,182,332
15,374,430	Commercial Bank of Ceylon plc (Sri Lanka)	16,515,789
641,686	Doha Bank QSC (Qatar)	9,553,200
19,569,100	Equity Bank Ltd. (Kenya)	10,495,809
1,447,118	First Gulf Bank PJSC (United Arab Emirates)	6,264,751
497,000	Ghana Commercial Bank Ltd. (Ghana)	813,409
1,508,371	Guaranty Trust Bank plc GDR (Nigeria)	13,424,502
26,965,395	Kenya Commercial Bank Ltd. (Kenya)	15,693,657
4,243,668	MCB Bank Ltd. (Pakistan)	12,901,955
3,505,596	National Bank of Kuwait SAK (Kuwait)	11,955,141
4,740,865	National Bank of Ras Al-Khaimah PSC (United Arab Emirates)	10,933,110
202,000	National Microfinance Bank plc (Tanzania, United Republic Of)	486,116
126,092,227	Stanbic Bank Uganda Ltd. (Uganda)	1,454,910
108,891,213	Zenith Bank plc (Nigeria)	16,739,643

		153,026,702

	Diversified Chemicals 0.7%
427,983	Omnia Holdings Ltd. (South Africa)	9,279,556

	Food Retail 1.7%
1,500,000	Cargills Ceylon plc (Sri Lanka)	1,717,245
6,803,700	OK Zimbabwe (Zimbabwe)	1,190,647
1,354,745	Philippine Seven Corp. (Philippines)	2,728,112
1,104,434	Shoprite Holdings Ltd. (South Africa)	15,996,129

		21,632,133

	Footwear 0.5%
49,400	Bata Shoe Co. Bangladesh Ltd. (Bangladesh)	614,317
1,311,426	Forus S.A. (Chile)	5,431,367

		6,045,684

	Health Care Facilities 0.8%
273,000	Al Noor Hospitals Group plc (United Kingdom)	4,772,262
653,429	NMC Health plc (United Arab Emirates)	5,588,293

		10,360,555

	Household Products 1.3%
1,038,070	Unilever Ghana Ltd.* (Ghana)	5,486,496
36,399,807	Unilever Nigeria plc (Nigeria)	11,169,011

		16,655,507

	Hypermarkets & Super Centers 2.4%
906,539	Massmart Holdings Ltd. (South Africa)	11,254,205
232,367	PriceSmart, Inc. (Costa Rica)	20,225,224

		31,479,429

	Industrial Conglomerates 0.2%
3,684,458	Innscor Africa Ltd. (Zimbabwe)	2,910,722

	Industrial Gases 0.1%
71,000	Linde Bangladesh Ltd. (Bangladesh)	813,389

	Integrated Telecommunication Services 0.5%
146,361	Sonatel (Senegal)	6,719,806

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Marine Ports & Services 1.0%
338,860	DP World Ltd. (United Arab Emirates)	$6,675,542
2,544,266	International Container Terminal Services, Inc. (Philippines)	6,469,955

		13,145,497

	Oil & Gas Exploration & Production 1.1%
2,563,145	Pakistan Oilfields Ltd. (Pakistan)	14,961,961

	Oil & Gas Refining & Marketing 0.9%
5,098,891	Chevron Lubricants Lanka plc (Sri Lanka)	11,541,706

	Packaged Foods & Meats 18.6%
10,448,645	Agthia Group PJSC (United Arab Emirates)	15,931,282
3,980,733	Alicorp S.A. (Peru)	11,694,648
24,254,221	Cadbury Nigeria plc (Nigeria)	11,580,107
15,581	Centrale Laitiere (Morocco)	2,817,095
6,651,700	Dairibord Holdings Ltd.* (Zimbabwe)	698,428
104,300	Dutch Lady Milk Industries Berhad (Malaysia)	1,510,417
1,295,986	FAN Milk Ltd. (Ghana)	2,654,242
2,382,300	Grupo Herdez S.A.B. de C.V. (Mexico)	7,276,356
1,013,480	Grupo Nutresa S.A. (Colombia)	14,907,372
7,681,346	Juhayna Food Industries* (Egypt)	12,999,110
1,365,075	Kinh Do Corp. (Vietnam)	3,839,873
7,049	Ledo dd (Croatia)	11,273,814
517,172	National Foods Holdings (Zimbabwe)	1,086,061
311,631	Nestlé Lanka plc (Sri Lanka)	4,734,783
74,400	Nestlé Malaysia Berhad (Malaysia)	1,552,414
4,795,334	Nestlé Nigeria plc (Nigeria)	33,842,492
21,076	Nestlé Pakistan Ltd. (Pakistan)	1,747,167
4,496,250	Olympic Industries Ltd. (Bangladesh)	12,862,983
13,604,752	PT Indofood CBP Sukses Makmur Tbk (Indonesia)	11,475,961
1,618,714	Ulker Biskuvi Sanayi A.S. (Turkey)	13,566,350
9,979,996	Universal Robina Corp. (Philippines)	35,278,657
4,934,897	Vietnam Dairy Products JSC (Vietnam)	28,225,853

		241,555,465

	Personal Products 0.2%
25,907	Colgate-Palmolive Pakistan Ltd. (Pakistan)	458,413
160,650	Marico Bangladesh Ltd. (Bangladesh)	2,181,817

		2,640,230

	Pharmaceuticals 4.8%
2,161,635	Abbott Laboratories Pakistan Ltd. (Pakistan)	12,596,083
731,293	DHG Pharmaceutical JSC (Vietnam)	3,359,902
525,389	Egyptian International Pharmaceutical Industrial Co. (Egypt)	3,747,504
10,526,421	GlaxoSmithKline Consumer Nigeria plc (Nigeria)	4,134,341
1,854,050	GlaxoSmithKline Pakistan Ltd. (Pakistan)	3,119,050
226,144	Hikma Pharmaceuticals plc (United Kingdom)	6,490,644
7,624,250	Square Pharmaceuticals Ltd. (Bangladesh)	27,785,282
300,000	Traphaco JSC (Vietnam)	1,082,982

		62,315,788

	Publishing 0.2%
743,422	Nation Media Group Ltd. (Kenya)	2,672,349

	Restaurants 1.6%
2,126,854	Kuwait Foods Americana (Kuwait)	21,004,100

	Soft Drinks 0.7%
241,909	Coca-Cola Icecek A.S. (Turkey)	5,973,767
36,456,973	Pepsi-Cola Products Philippines, Inc.* (Philippines)	3,800,211

		9,773,978

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Specialty Chemicals 0.0%
863,988	Chemical and Allied Products plc (Nigeria)	$212,034

	Specialty Stores 0.9%
290,800	Folli Follie S.A.* (Greece)	11,586,974

	Tobacco 3.1%
598,500	British American Tobacco Bangladesh Co. Ltd. (Bangladesh)	17,879,416
1,103,641	British American Tobacco Kenya Ltd. (Kenya)	8,475,983
1,217,442	Ceylon Tobacco Co. plc (Sri Lanka)	9,948,788
263,645	Pakistan Tobacco Co. Ltd. (Pakistan)	3,379,893

		39,684,080

	Wireless Telecommunication Services 10.8%
11,556,321	Econet Wireless Zimbabwe Ltd.* (Zimbabwe)	7,742,735
320,760	Globe Telecom, Inc. (Philippines)	11,757,526
7,920,800	GrameenPhone Ltd. (Bangladesh)	30,774,758
214,600	Millicom International Cellular S.A. (Colombia)	19,647,134
1,669,532	MTN Group Ltd. (South Africa)	35,170,438
242,889,835	Safaricom Ltd. (Kenya)	34,647,072

		139,739,663

	Total Common Stocks (cost $992,114,245)	1,118,724,239

	PARTICIPATION NOTES 3.7%

	Health Care Facilities 0.9%
417,264	Al Mouwasat Medical Services, HSBC Bank, 4/13/15, Series 0002 (Saudi Arabia)	11,403,696

	Hypermarkets & Super Centers 0.9%
427,322	Abdullah Al Othaim Markets, HSBC Bank, 8/13/14, Series 000E (Saudi Arabia)	12,077,358

	Office Services & Supplies 0.9%
226,252	Jarir Marketing Co., HSBC Bank, 5/4/15, Series 000R (Saudi Arabia)	11,884,187

	Packaged Foods & Meats 0.1%
62,263	Saudi Dairy & Foodstuff Co., HSBC Bank, 6/26/15, Series 0000 (Saudi Arabia)	1,668,426

	Restaurants 0.9%
309,723	Herfy Food Services Co., HSBC Bank, 10/8/15, Series 0000 (Saudi Arabia)	11,664,678

	Total Participation Notes (cost $35,904,234)	48,698,345

Principal Amount		Value
	SHORT-TERM INVESTMENTS 8.3%

	Repurchase Agreement 8.3%
$107,177,093	Repurchase Agreement dated 6/30/14, 0.00% due 7/1/14 with State Street Bank and Trust Co. collateralized by $110,425,000 of United States Treasury Notes 2.000% due 11/15/21; value: $109,320,750; repurchase proceeds: $107,177,093 (cost $107,177,093)	$107,177,093

	Total Short-Term Investments (cost $107,177,093)	107,177,093

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Value
Total Investments (cost $1,135,195,572) 98.1%	$1,274,599,677
Other Assets less Liabilities 1.9%	24,411,126

NET ASSETS 100.0%	$1,299,010,803

*Non-income producing. GDR Global Depositary Receipt. See Notes to Schedules of Investments.

At June 30, 2014, Wasatch Frontier Emerging Small Countries Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Bangladesh	8.1
Botswana	0.2
Cambodia	0.4
Chile	0.5
Colombia	4.0
Costa Rica	2.2
Croatia	1.0
Egypt	1.5
Ghana	1.0
Greece	1.0
Indonesia	1.5
Kenya	9.5
Korea	<0.1
Kuwait	4.9
Lebanon	0.6
Malaysia	1.0
Mexico	0.6
Morocco	2.1
Namibia	<0.1
Nigeria	12.7
Oman	0.7
Pakistan	6.9
Peru	1.3
Philippines	5.3
Qatar	0.8
Saudi Arabia	4.2
Senegal	0.6
South Africa	7.6
Sri Lanka	5.0
Tanzania, United Republic Of	<0.1
Turkey	1.7
Uganda	0.1
United Arab Emirates	4.1
United Kingdom	2.6
Vietnam	3.1
Zambia	1.2
Zimbabwe	2.0

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments

June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 97.3%

	Airlines 2.5%
25,423	Allegiant Travel Co.	$2,994,067
32,300	Spirit Airlines, Inc.*	2,042,652

		5,036,719

	Apparel, Accessories & Luxury Goods 1.3%
84,545	Salvatore Ferragamo Italia S.p.A. (Italy)	2,521,323

	Application Software 1.2%
17,839	Ultimate Software Group, Inc.*	2,464,815

	Asset Management & Custody Banks 0.7%
7,078	Virtus Investment Partners, Inc.*	1,498,766

	Biotechnology 4.0%
416,791	Abcam plc (United Kingdom)	2,709,023
383,917	Biocon Ltd. (India)	3,386,921
51,422	Seattle Genetics, Inc.*	1,966,891

		8,062,835

	Casinos & Gaming 1.3%
837,100	Melco International Development Ltd. (China)	2,538,090

	Construction & Engineering 1.4%
218,503	Promotora y Operadora de Infraestructura S.A.B. de C.V.* (Mexico)	2,914,159

	Construction Materials 1.6%
331,170	Cemex Latam Holdings S.A.* (Colombia)	3,245,122

	Consumer Finance 6.4%
707,627	Mahindra & Mahindra Financial Services Ltd. (India)	3,317,829
62,113	Portfolio Recovery Associates, Inc.*	3,697,587
134,305	Shriram City Union Finance Ltd. (India)	3,282,428
175,581	Shriram Transport Finance Co., Ltd. (India)	2,630,285

		12,928,129

	Data Processing & Outsourced Services 4.1%
39,634	Syntel, Inc.*	3,406,939
115,170	Wirecard AG (Germany)	4,972,170

		8,379,109

	Diversified Banks 2.2%
1,073,100	Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	2,062,755
1,056,000	National Bank of Ras Al-Khaimah PSC (United Arab Emirates)	2,435,286

		4,498,041

	Diversified Chemicals 1.2%
433,072	Pidilite Industries Ltd. (India)	2,347,352

	Diversified Support Services 1.7%
97,480	Copart, Inc.*	3,505,381

	Drug Retail 1.0%
18,670	Cosmos Pharmaceutical Corp. (Japan)	1,970,502

	Electronic Manufacturing Services 1.5%
44,442	IPG Photonics Corp.*	3,057,610

	Health Care Facilities 2.6%
115,626	Apollo Hospitals Enterprise Ltd. (India)	1,918,609
42,781	Ensign Group, Inc. (The)	1,329,633
509,090	Life Healthcare Group Holdings Ltd. (South Africa)	1,986,518

		5,234,760

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Health Care REITs 0.4%
42,781	CareTrust REIT, Inc.*	$847,064

	Health Care Services 2.6%
21,783	Catamaran Corp.* (Canada)	961,937
44,680	CorVel Corp.*	2,018,643
51,427	IPC The Hospitalist Co., Inc.*	2,274,102

		5,254,682

	Health Care Technology 0.9%
14,293	athenahealth, Inc.*	1,788,483

	Household Products 1.6%
60,074	Pigeon Corp. (Japan)	3,167,252

	Hypermarkets & Super Centers 1.3%
13,963	Inretail Peru Corp.* (Peru)	226,899
27,370	PriceSmart, Inc. (Costa Rica)	2,382,285

		2,609,184

	Industrial Machinery 2.4%
23,886	IDEX Corp.	1,928,555
64,790	Rotork plc (United Kingdom)	2,958,898

		4,887,453

	Internet Retail 4.5%
171,069	MakeMyTrip Ltd.* (India)	6,009,654
58,988	Start Today Co. Ltd. (Japan)	1,550,921
8,700	Vipshop Holdings Ltd. ADR* (China)	1,633,338

		9,193,913

	Internet Software & Services 7.7%
34,000	Cornerstone OnDemand, Inc.*	1,564,680
46,500	Dealertrack Technologies, Inc.*	2,108,310
43,034	Envestnet, Inc.*	2,105,223
34,476	MercadoLibre, Inc. (Brazil)	3,289,010
68,080	SMS Co. Ltd. (Japan)	2,019,849
225,205	SouFun Holdings Ltd. ADR (China)	2,204,757
22,945	SPS Commerce, Inc.*	1,449,895
19,201	Vistaprint N.V.*	776,873

		15,518,597

	IT Consulting & Other Services 3.0%
120,352	HCL Technologies Ltd. (India)	3,007,649
85,357	Tech Mahindra Ltd. (India)	3,051,749

		6,059,398

	Leisure Facilities 0.9%
37,979	Life Time Fitness, Inc.*	1,851,096

	Leisure Products 1.3%
393,207	Merida Industry Co. Ltd. (Taiwan)	2,607,508

	Life Sciences Tools & Services 2.5%
39,348	Covance, Inc.*	3,367,402
60,175	Fluidigm Corp.*	1,769,145

		5,136,547

	Managed Health Care 2.0%
344,971	Qualicorp S.A.* (Brazil)	4,076,767

	Marine Ports & Services 1.9%
1,515,625	International Container Terminal Services, Inc. (Philippines)	3,854,167

	Oil & Gas Equipment & Services 1.8%
33,610	ShawCor Ltd. (Canada)	1,869,795
52,779	TGS-NOPEC Geophysical Co. ASA (Norway)	1,687,696

		3,557,491

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Oil & Gas Exploration & Production 3.0%
585,758	Afren plc* (Nigeria)	$1,452,770
190,227	Gran Tierra Energy, Inc.* (Colombia)	1,544,643
91,200	Northern Oil and Gas, Inc.*	1,485,648
124,863	Nostrum Oil & Gas plc* (Kazakhstan)	1,601,791

		6,084,852

	Packaged Foods & Meats 3.7%
126,890	Calbee, Inc. (Japan)	3,500,327
29,130	GlaxoSmithKline Consumer Healthcare Ltd.* (India)	2,182,389
314,000	Vietnam Dairy Products JSC (Vietnam)	1,795,968

		7,478,684

	Personal Products 1.4%
23,344	Herbalife Ltd.	1,506,622
18,400	Nu Skin Enterprises, Inc., Class A	1,360,864

		2,867,486

	Pharmaceuticals 4.9%
198,419	IPCA Laboratories Ltd. (India)	2,889,933
224,308	Lupin Ltd. (India)	3,916,300
3,711,300	Sino Biopharmaceutical Ltd. (China)	3,035,828

		9,842,061

	Publishing 1.1%
62,564	Rightmove plc (United Kingdom)	2,294,352

	Regional Banks 1.4%
21,667	Signature Bank*	2,733,942

	Research & Consulting Services 1.4%
21,205	IHS, Inc., Class A*	2,876,882

	Semiconductors 2.1%
40,443	Microchip Technology, Inc.	1,974,023
40,686	Power Integrations, Inc.	2,341,072

		4,315,095

	Soft Drinks 1.8%
144,561	Coca-Cola Icecek A.S. (Turkey)	3,569,829

	Specialty Stores 0.9%
32,560	Hibbett Sports, Inc.*	1,763,775

	Trading Companies & Distributors 1.5%
31,856	MSC Industrial Direct Co., Inc., Class A	3,046,708

	Trucking 3.5%
22,044	J.B. Hunt Transport Services, Inc.	1,626,406
141,966	Knight Transportation, Inc.	3,374,532
31,599	Old Dominion Freight Line, Inc.*	2,012,224

		7,013,162

	Wireless Telecommunication Services 1.1%
3,364,642	PT Tower Bersama Infrastructure Tbk (Indonesia)	2,284,721

	Total Common Stocks (cost $140,355,606)	196,783,864

	WARRANTS 0.0%

	Health Care Equipment 0.0%
40,000	Cardica, Inc., expiring 9/29/14* *** †	400

	Total Warrants (cost $5,000)	400

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	PARTICIPATION NOTES 1.2%

	Office Services & Supplies 1.2%
44,000	Jarir Marketing Co., HSBC Bank, 5/4/15, Series 000R (Saudi Arabia)	$2,311,159

	Total Participation Notes (cost $2,283,107)	2,311,159

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.1%

	Repurchase Agreement 2.1%
$4,337,138	Repurchase Agreement dated 6/30/14, 0.00% due 7/1/14 with State Street Bank and Trust Co. collateralized by $3,600,000 of United States Treasury Bonds 4.500% due 2/15/36; value: $4,428,000; repurchase proceeds: $4,337,138 (cost $4,337,138)	$4,337,138

	Total Short-Term Investments (cost $4,337,138)	4,337,138

	Total Investments (cost $146,980,851) 100.6%	203,432,561
	Liabilities less Other Assets (0.6%)	(1,125,235)

	NET ASSETS 100.0%	$202,307,326

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

At June 30, 2014, Wasatch Global Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	3.7
Canada	1.4
China	4.7
Colombia	2.4
Costa Rica	1.2
Germany	2.5
India	19.1
Indonesia	1.1
Italy	1.3
Japan	6.1
Kazakhstan	0.8
Mexico	1.5
Nigeria	0.7
Norway	0.9
Peru	0.1
Philippines	1.9
Saudi Arabia	1.2
South Africa	1.0
Taiwan	1.3
Turkey	1.8
United Arab Emirates	2.3
United Kingdom	4.0
United States	38.1
Vietnam	0.9

Total	100.0%

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments

June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 93.7%

	Aerospace & Defense 1.7%
13,403	TransDigm Group, Inc.	$2,241,786

	Airlines 3.2%
65,079	Spirit Airlines, Inc.*	4,115,596

	Apparel Retail 2.3%
37,023	Ross Stores, Inc.	2,448,331
17,518	Urban Outfitters, Inc.*	593,160

		3,041,491

	Application Software 1.6%
27,852	ANSYS, Inc.*	2,111,739

	Asset Management & Custody Banks 4.6%
17,032	Artisan Partners Asset Management, Inc.	965,374
111,802	SEI Investments Co.	3,663,751
16,961	T. Rowe Price Group, Inc.	1,431,678

		6,060,803

	Auto Parts & Equipment 1.2%
53,315	Gentex Corp.	1,550,933

	Automotive Retail 1.2%
10,016	O’Reilly Automotive, Inc.*	1,508,410

	Biotechnology 1.1%
35,985	Seattle Genetics, Inc.*	1,376,426

	Communications Equipment 1.2%
13,534	F5 Networks, Inc.*	1,508,229

	Data Processing & Outsourced Services 2.8%
13,141	Alliance Data Systems Corp.*	3,695,906

	Distributors 3.0%
144,589	LKQ Corp.*	3,859,080

	Diversified Chemicals 1.8%
32,902	FMC Corp.	2,342,293

	Diversified Support Services 4.5%
163,208	Copart, Inc.*	5,868,960

	Electronic Components 4.4%
59,169	Amphenol Corp., Class A	5,700,341

	Electronic Manufacturing Services 2.1%
39,785	IPG Photonics Corp.*	2,737,208

	Health Care Equipment 2.5%
47,421	St. Jude Medical, Inc.	3,283,904

	Health Care Services 2.9%
86,023	Catamaran Corp.* (Canada)	3,798,776

	Health Care Supplies 1.0%
23,003	Align Technology, Inc.*	1,289,088

	Industrial Machinery 2.8%
45,487	IDEX Corp.	3,672,620

	Internet Retail 1.0%
49,288	RetailMeNot, Inc.*	1,311,554

	IT Consulting & Other Services 5.0%
108,493	Cognizant Technology Solutions Corp., Class A*	5,306,393
28,182	EPAM Systems, Inc.*	1,232,962

		6,539,355

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Leisure Facilities 0.9%
24,556	Life Time Fitness, Inc.*	$1,196,859

	Life Sciences Tools & Services 3.7%
55,919	Covance, Inc.*	4,785,548

	Managed Health Care 0.6%
10,136	Centene Corp.*	766,383

	Oil & Gas Equipment & Services 3.9%
18,783	CARBO Ceramics, Inc.	2,894,836
13,521	Core Laboratories N.V.	2,258,818

		5,153,654

	Oil & Gas Exploration & Production 3.1%
137,158	Ultra Petroleum Corp.*	4,072,221

	Personal Products 1.7%
15,754	Herbalife Ltd.	1,016,763
16,249	Nu Skin Enterprises, Inc., Class A	1,201,776

		2,218,539

	Pharmaceuticals 1.5%
21,859	Questcor Pharmaceuticals, Inc.	2,021,739

	Regional Banks 2.6%
26,587	Signature Bank*	3,354,748

	Research & Consulting Services 4.1%
39,929	IHS, Inc., Class A*	5,417,167

	Restaurants 2.4%
57,487	Tim Hortons, Inc. (Canada)	3,146,264

	Semiconductors 6.7%
29,414	Linear Technology Corp.	1,384,517
113,445	Microchip Technology, Inc.	5,537,251
37,261	Silicon Laboratories, Inc.*	1,835,104

		8,756,872

	Specialized Finance 2.7%
15,608	Intercontinental Exchange, Inc.	2,948,351
121,346	Power Finance Corp. Ltd. (India)	618,382

		3,566,733

	Specialty Stores 0.4%
16,720	GNC Holdings, Inc., Class A	570,152

	Technology Distributors 1.9%
77,303	CDW Corp.	2,464,420

	Trading Companies & Distributors 3.9%
53,106	MSC Industrial Direct Co., Inc., Class A	5,079,058

	Trucking 1.7%
30,703	J.B. Hunt Transport Services, Inc.	2,265,267

	Total Common Stocks (cost $70,326,284)	122,450,122

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.5%

	Repurchase Agreement 6.5%
$8,435,993	Repurchase Agreement dated 6/30/14, 0.00% due 7/1/14 with State Street Bank and Trust Co. collateralized by $8,920,000 of United States Treasury Notes 1.750% due 5/15/22; value: $8,607,800; repurchase proceeds: $8,435,993 (cost $8,435,993)	$8,435,993

	Total Short-Term Investments (cost $8,435,993)	8,435,993

	Total Investments (cost $78,762,277) 100.2%	130,886,115
	Liabilities less Other Assets (0.2%)	(232,036)

	NET ASSETS 100.0%	$130,654,079

	*Non-income producing. See Notes to Schedules of Investments.

At June 30, 2014, Wasatch Heritage Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	5.7
India	0.5
United States	93.8

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments

June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 97.0%

	Apparel, Accessories & Luxury Goods 1.6%
903,326	Salvatore Ferragamo Italia S.p.A. (Italy)	$26,939,221

	Application Software 4.2%
533,544	Aveva Group plc (United Kingdom)	18,598,810
947,398	Computer Modelling Group Ltd. (Canada)	26,308,469
4,679,359	Diligent Board Member Services, Inc.* ‡‡ (New Zealand)	15,769,002
1,236,211	Fusionex International plc (Malaysia)	8,299,329

		68,975,610

	Asset Management & Custody Banks 1.5%
17,499,244	ARA Asset Management Ltd. (Singapore)	24,983,881

	Automotive Retail 0.5%
293,355	Mekonomen AB (Sweden)	7,526,199

	Biotechnology 2.2%
5,460,366	Abcam plc (United Kingdom)	35,490,824

	Brewers 1.2%
126,434	Royal UNIBREW A/S* (Denmark)	19,875,945

	Casinos & Gaming 1.9%
10,019,551	Melco International Development Ltd. (China)	30,379,316

	Commodity Chemicals 0.9%
526,255	Tikkurila Oyj (Finland)	14,411,490

	Construction Materials 2.6%
2,625,819	Cemex Latam Holdings S.A.* (Colombia)	25,730,299
8,978,016	PT Indocement Tunggal Prakarsa Tbk (Indonesia)	17,077,542

		42,807,841

	Consumer Finance 1.2%
4,031,947	Mahindra & Mahindra Financial Services Ltd. (India)	18,904,465

	Data Processing & Outsourced Services 3.0%
116,099	GMO Payment Gateway, Inc. (Japan)	4,372,984
1,032,905	Wirecard AG (Germany)	44,593,031

		48,966,015

	Diversified Support Services 0.3%
274,520	NAC Co. Ltd. (Japan)	4,141,448
36,390	Prestige International, Inc. (Japan)	331,618

		4,473,066

	Drug Retail 3.0%
217,206	Cosmos Pharmaceutical Corp. (Japan)	22,924,739
580,284	Sugi Holdings Co. Ltd. (Japan)	26,468,994

		49,393,733

	Electronic Equipment & Instruments 5.6%
175,040	Ai Holdings Corp. (Japan)	3,185,059
579,789	Axis Communications AB (Sweden)	16,913,078
1,662,614	Halma plc (United Kingdom)	16,764,321
691,853	LPKF Laser & Electronics AG (Germany)	14,285,578
1,158,418	Oxford Instruments plc (United Kingdom)	25,758,430
505,368	Renishaw plc (United Kingdom)	14,323,231

		91,229,697

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	General Merchandise Stores 2.8%
171,276	Ryohin Keikaku Co. Ltd. (Japan)	$19,446,848
571,295	Seria Co. Ltd. (Japan)	26,256,388

		45,703,236

	Health Care Equipment 1.3%
1,711,604	Elekta AB, Class B (Sweden)	21,764,079

	Health Care Supplies 1.0%
88,365	Sartorius Stedim Biotech (France)	15,874,380

	Health Care Technology 2.6%
1,069,193	EMIS Group plc (United Kingdom)	13,386,835
1,879,593	M3, Inc. (Japan)	29,914,636

		43,301,471

	Household Products 2.2%
691,680	Pigeon Corp. (Japan)	36,467,110

	Human Resource & Employment Services 1.5%
203,656	51job, Inc. ADR* (China)	13,433,150
776,374	Seek Ltd. (Australia)	11,601,655

		25,034,805

	Hypermarkets & Super Centers 0.1%
22,517	PriceSmart, Inc. (Costa Rica)	1,959,880

	Industrial Machinery 3.3%
2,962,970	Mincon Group plc* (Ireland)	3,854,193
915,096	Rotork plc (United Kingdom)	41,791,567
3,782,000	Sarine Technologies Ltd. (Israel)	7,796,062

		53,441,822

	Internet Retail 4.7%
158,819	ASOS plc* (United Kingdom)	8,040,904
9,812,879	boohoo.com plc* (United Kingdom)	7,385,159
1,280,560	Start Today Co. Ltd. (Japan)	33,668,670
75,221	Vipshop Holdings Ltd. ADR* (China)	14,121,991
478,733	Yoox S.p.A.* (Italy)	12,913,449

		76,130,173

	Internet Software & Services 7.8%
329,705	Autohome, Inc. ADR* (China)	11,351,743
1,584,126	carsales.com Ltd. (Australia)	15,816,318
275,972	Criteo S.A. ADR* (France)	9,319,574
646,714	Infomart Corp. (Japan)	14,915,574
1,114,530	Kakaku.com, Inc. (Japan)	19,531,922
220,802	MercadoLibre, Inc. (Brazil)	21,064,511
870,082	SMS Co. Ltd. (Japan)	25,814,251
1,045,897	SouFun Holdings Ltd. ADR (China)	10,239,332

		128,053,225

	Leisure Products 1.5%
3,646,006	Merida Industry Co. Ltd. (Taiwan)	24,178,082

	Life & Health Insurance 1.0%
1,827,333	Discovery Ltd. (South Africa)	16,696,095

	Marine Ports & Services 1.7%
10,952,268	International Container Terminal Services, Inc. (Philippines)	27,851,128

	Movies & Entertainment 2.0%
1,164,002	CTS Eventim AG (Germany)	33,222,956

	Oil & Gas Equipment & Services 6.0%
185,642	Dril-Quip, Inc.*	20,279,532
146,814	Schoeller-Bleckmann Oilfield Equipment AG (Austria)	18,944,598
510,619	ShawCor Ltd. (Canada)	28,406,817
958,211	TGS-NOPEC Geophysical Co. ASA (Norway)	30,640,377

		98,271,324

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Oil & Gas Exploration & Production 2.5%
4,698,156	Afren plc* (Nigeria)	$11,652,153
1,717,763	Gran Tierra Energy, Inc.* (Colombia)	13,948,235
1,181,024	Nostrum Oil & Gas plc* (Kazakhstan)	15,150,631

		40,751,019

	Oil & Gas Storage & Transportation 0.9%
236,189	Gaztransport Et Technigaz S.A. (France)	15,397,155

	Packaged Foods & Meats 4.2%
1,119,390	Calbee, Inc. (Japan)	30,878,962
3,652,498	Super Group Ltd. (Singapore)	4,130,758
26,151,755	Vitasoy International Holdings Ltd. (Hong Kong)	33,370,215

		68,379,935

	Pharmaceuticals 1.0%
276,872	Sawai Pharmaceutical Co. Ltd. (Japan)	16,319,552

	Property & Casualty Insurance 1.5%
8,412,356	Qualitas Controladora S.A.B. de C.V.** (Mexico)	24,274,670

	Publishing 2.1%
927,549	Rightmove plc (United Kingdom)	34,015,149

	Research & Consulting Services 3.1%
303,459	DKSH Holding AG (Switzerland)	23,070,682
996,400	Nihon M&A Center, Inc. (Japan)	28,450,302

		51,520,984

	Restaurants 4.1%
1,999,779	Domino’s Pizza Enterprises Ltd. (Australia)	40,460,518
3,015,025	Domino’s Pizza Group plc (United Kingdom)	27,022,961

		67,483,479

	Semiconductor Equipment 0.9%
367,857	Hermes Microvision, Inc. (Taiwan)	14,599,456

	Soft Drinks 1.6%
1,069,957	Coca-Cola Icecek A.S. (Turkey)	26,421,810

	Specialty Chemicals 2.7%
472,561	Chr Hansen Holding A/S (Denmark)	19,899,954
267,617	Hexpol AB (Sweden)	24,260,760

		44,160,714

	Thrifts & Mortgage Finance 1.0%
4,950,166	Gruh Finance Ltd. (India)	16,543,077

	Trading Companies & Distributors 2.2%
1,174,303	AddTech AB, Class B (Sweden)	21,870,948
525,136	MonotaRO Co. Ltd. (Japan)	14,517,261

		36,388,209

	Total Common Stocks (cost $1,292,961,931)	1,588,562,278

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.9%

	Repurchase Agreement 2.9%
$47,223,670	Repurchase Agreement dated 6/30/14, 0.00% due 7/1/14 with State Street Bank and Trust Co. collateralized by $34,530,000 of United States Treasury Bonds 7.875% due 2/15/21; value: $48,169,350; repurchase proceeds: $47,223,670 (cost $47,223,670)	$47,223,670

	Total Short-Term Investments (cost $47,223,670)	47,223,670

	Total Investments (cost $1,340,185,601) 99.9%	1,635,785,948
	Other Assets less Liabilities 0.1%	2,010,161

	NET ASSETS 100.0%	$1,637,796,109

	*Non-income producing. **Common units. ‡‡Affiliated company (see Note 6). ADR American Depositary Receipt. See Notes to Schedules of Investments.

At June 30, 2014, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	4.3
Austria	1.2
Brazil	1.3
Canada	3.4
China	5.0
Colombia	2.5
Costa Rica	0.1
Denmark	2.5
Finland	0.9
France	2.6
Germany	5.8
Hong Kong	2.1
India	2.2
Indonesia	1.1
Ireland	0.2
Israel	0.5
Italy	2.5
Japan	22.5
Kazakhstan	1.0
Malaysia	0.5
Mexico	1.5
New Zealand	1.0
Nigeria	0.7
Norway	1.9
Philippines	1.8
Singapore	1.8
South Africa	1.1
Sweden	5.8
Switzerland	1.5
Taiwan	2.4
Turkey	1.7
United Kingdom	15.3
United States	1.3

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments

June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 99.1%

	Apparel Retail 2.1%
804,622	Apranga PVA (Lithuania)	$2,886,528
6,842,290	Padini Holdings Berhad (Malaysia)	4,197,855

		7,084,383

	Apparel, Accessories & Luxury Goods 2.1%
132,987	Delta-Galil Industries Ltd. (Israel)	3,914,232
345,000	Makalot Industrial Co. Ltd. (Taiwan)	1,866,083
1,878,000	MC Group Public Co. Ltd. (Thailand)	1,082,070

		6,862,385

	Application Software 2.2%
125,500	Computer Modelling Group Ltd. (Canada)	3,485,032
165,375	Linx S.A. (Brazil)	3,878,007

		7,363,039

	Asset Management & Custody Banks 0.5%
923,100	Peregrine Holdings Ltd. (South Africa)	1,823,150

	Auto Parts & Equipment 1.3%
76,361	WABCO India Ltd. (India)	4,189,730

	Automotive Retail 0.7%
91,400	Mekonomen AB (Sweden)	2,344,922

	Brewers 5.5%
362,475	Carlsberg Brewery Malaysia Berhad (Malaysia)	1,377,202
9,284,913	International Breweries plc (Nigeria)	1,538,464
197,574	Olvi Oyj, Class A (Finland)	6,711,803
41,699	Royal UNIBREW A/S* (Denmark)	6,555,254
1,227,502	Turk Tuborg Bira ve Malt Sanayii A.S.* (Turkey)	1,877,854

		18,060,577

	Building Products 1.5%
716,251	Dynasty Ceramic Public Co. Ltd. (Thailand)	1,285,522
404,425	Kajaria Ceramics Ltd.* (India)	3,580,619

		4,866,141

	Commodity Chemicals 4.8%
834,027	Berger Paints India Ltd. (India)	4,028,346
134,965	Sniezka S.A. (Poland)	1,617,864
350,857	Supreme Industries Ltd. (India)	3,050,639
130,700	Tikkurila Oyj (Finland)	3,579,219
1,273,500	Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	3,557,167

		15,833,235

	Communications Equipment 0.6%
4,500	Ericsson Nikola Tesla (Croatia)	1,110,992
37,569	Ituran Location and Control Ltd. (Israel)	914,181

		2,025,173

	Computer & Electronics Retail 0.5%
292,708	Teknosa Ic Ve Dis Ticaret A.S. (Turkey)	1,603,198

	Construction & Engineering 0.5%
51,900	Badger Daylighting Ltd. (Canada)	1,710,294

	Data Processing & Outsourced Services 1.2%
4,030,000	My EG Services Berhad (Malaysia)	3,815,385

	Department Stores 1.3%
1,921,057	Parkson Retail Asia Ltd. (Malaysia)	1,232,681
531,500	Poya Co. Ltd. (Taiwan)	3,106,261

		4,338,942

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Distillers & Vintners 1.1%
2,015,680	Capevin Holdings Ltd. (South Africa)	$1,553,706
1,100,000	Watt’s Alimentos S.A. (Chile)	2,158,501

		3,712,207

	Diversified Banks 1.1%
5,090,000	EastWest Banking Corp.* (Philippines)	3,515,773

	Diversified Real Estate Activities 0.5%
1,040,300	Delta Corp. Ltd. (India)	1,608,578

	Diversified Support Services 1.0%
98,939	NAC Co. Ltd. (Japan)	1,492,608
371,000	Vicom Ltd. (Singapore)	1,874,714

		3,367,322

	Drug Retail 1.3%
121,800	Kusuri No Aoki Co. Ltd. (Japan)	4,413,348

	Electrical Components & Equipment 2.8%
648,140	Amara Raja Batteries Ltd. (India)	5,056,774
524,000	Voltronic Power Technology Corp.* (Taiwan)	4,053,989

		9,110,763

	Electronic Equipment & Instruments 0.5%
23,000	Isra Vision AG (Germany)	1,574,637

	Fertilizers & Agricultural Chemicals 0.7%
581,810	Rallis India Ltd. (India)	2,191,038

	Food Distributors 0.8%
8,606,200	Premier Marketing Public Co. Ltd. (Thailand)	2,678,250

	Food Retail 7.0%
6,445,800	BreadTalk Group Ltd. (Singapore)	6,824,509
3,345,000	Choppies Enterprises Ltd. (Botswana)	1,597,371
3,915,100	Convenience Retail Asia Ltd. (Hong Kong)	2,679,724
2,432,810	Philippine Seven Corp. (Philippines)	4,899,061
106,070	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	5,431,007
3,399,000	Sheng Siong Group Ltd. (Singapore)	1,772,087

		23,203,759

	General Merchandise Stores 1.7%
98,972	Seria Co. Ltd. (Japan)	4,548,696
104,000	Watts Co. Ltd. (Japan)	1,017,564

		5,566,260

	Health Care Facilities 2.6%
211,422	Instituto de Diagnostico S.A. (Chile)	932,669
231,500	MD Medical Group Investments plc GDR (Russia)	2,198,092
430,957	NMC Health plc (United Arab Emirates)	3,685,655
569,693	Raffles Medical Group Ltd. (Singapore)	1,859,756

		8,676,172

	Health Care Supplies 0.5%
70,230	St. Shine Optical Co. Ltd. (Taiwan)	1,735,874

	Health Care Technology 0.6%
147,600	EMIS Group plc (United Kingdom)	1,848,026

	Home Improvement Retail 0.7%
33,496,700	PT Ace Hardware Indonesia Tbk (Indonesia)	2,486,470

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Household Products 2.8%
10,430,980	DSG International Thailand Public Co. Ltd. (Thailand)	$2,876,514
493,300	Jyothy Laboratories Ltd. (India)	1,407,027
96,305	Pigeon Corp. (Japan)	5,077,442

		9,360,983

	Industrial Conglomerates 1.2%
50,027,740	Expolanka Holdings plc (Sri Lanka)	3,838,691

	Industrial Machinery 3.4%
854,171	Howden Africa Holdings Ltd. (South Africa)	3,815,863
1,238,000	Mincon Group plc* (Ireland)	1,610,375
2,094,814	Sarine Technologies Ltd. (Israel)	4,318,165
60,300	Yushin Precision Equipment Co. Ltd. (Japan)	1,443,128

		11,187,531

	Internet Retail 0.7%
162,100	Ikyu Corp. (Japan)	2,234,206

	Internet Software & Services 4.0%
76,177	AuFeminin.com S.A.* (France)	3,315,866
185,200	Infomart Corp. (Japan)	4,271,385
202,000	PChome Online, Inc. (Taiwan)	2,239,333
89,412	SMS Co. Ltd. (Japan)	2,652,743
7,290	XING AG (Germany)	903,356

		13,382,683

	IT Consulting & Other Services 1.2%
449,494	EOH Holdings Ltd. (South Africa)	3,815,272

	Leisure Products 1.2%
199,968	Samchuly Bicycle Co. Ltd. (Korea)	3,814,373

	Metal & Glass Containers 0.5%
71,252	Winpak Ltd. (Canada)	1,696,715

	Multi-Line Insurance 2.3%
1,379,800	Botswana Insurance Holdings Ltd. (Botswana)	1,757,092
17,165,300	British-American Investments Co. Kenya Ltd. (Kenya)	4,015,619
2,468,000	Tune Ins Holdings Berhad (Malaysia)	1,744,740

		7,517,451

	Office Services & Supplies 0.7%
92,804	Adel Kalemcilik Ticaret ve Sanayi A.S. (Turkey)	2,261,054

	Oil & Gas Refining & Marketing 1.6%
11,979	Hankook Shell Oil Co. Ltd. (Korea)	5,268,487

	Packaged Foods & Meats 12.8%
71,120	Agro Tech Foods Ltd. (India)	691,748
5,300	Atlantic Grupa* (Croatia)	843,824
1,293,927	Cloetta AB, Class B* (Sweden)	4,413,292
1,262,907	Clover Industries Ltd. (South Africa)	1,996,611
81,100	Dutch Lady Milk Industries Berhad (Malaysia)	1,174,447
1,069,300	Grupo Herdez S.A.B. de C.V. (Mexico)	3,266,007
1,464,666	Hup Seng Industries Berhad (Malaysia)	524,561
2,020,362	Oldtown Berhad (Malaysia)	1,384,240
371,261	Pinar Sut Mamulleri Sanayii A.S. (Turkey)	3,155,342
7,917,700	PT Tiga Pilar Sejahtera Food Tbk (Indonesia)	1,546,139
4,626,000	PT Ultrajaya Milk Industry & Trading Co. Tbk* (Indonesia)	1,545,252
50,174,981	RFM Corp. (Philippines)	6,954,379
2,363,435	TAT Gida Sanayi A.S.* (Turkey)	2,722,877
269,681	Vigor Alimentos S.A.* (Brazil)	752,794
3,743,120	Vitasoy International Holdings Ltd. (Hong Kong)	4,776,304
19,788	Wawel S.A. (Poland)	6,549,189

		42,297,006

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Paper Packaging 0.6%
3,000,000	Greatview Aseptic Packaging Co. Ltd. (China)	$2,051,441

	Personal Products 0.5%
1,754,100	Karex Berhad* (Malaysia)	1,638,835

	Pharmaceuticals 2.2%
2,238,177	Lee’s Pharmaceutical Holdings Ltd. (China)	2,884,840
1,469,000	Mega Lifesciences Public Co. Ltd. (Thailand)	977,674
20,887,000	PT Kimia Farma Persero Tbk (Indonesia)	1,744,254
146,250	Renata Ltd. (Bangladesh)	1,726,353

		7,333,121

	Publishing 0.5%
571,200	Morningstar Japan KK (Japan)	1,550,871

	Regional Banks 0.5%
302,800	Banregio Grupo Financiero S.A.B. de C.V. (Mexico)	1,795,114

	Research & Consulting Services 1.8%
207,700	Nihon M&A Center, Inc. (Japan)	5,930,477

	Restaurants 8.2%
29,500	B-R31 Ice Cream Co. Ltd. (Japan)	1,213,087
6,218,000	Berjaya Food Berhad (Malaysia)	2,807,879
265,980	Domino’s Pizza Enterprises Ltd. (Australia)	5,381,439
450,900	Fairwood Holdings Ltd. (Hong Kong)	927,322
696,953	Famous Brands Ltd. (South Africa)	6,325,359
153,300	Hiday Hidaka Corp. (Japan)	3,546,250
2,269,963	Spur Corp. Ltd. (South Africa)	6,889,253

		27,090,589

	Soft Drinks 2.3%
1,866,500	Corp. Lindley S.A.* (Peru)	1,534,292
57,833,532	Pepsi-Cola Products Philippines, Inc.* (Philippines)	6,028,467

		7,562,759

	Specialty Chemicals 1.5%
5,017,000	Chemical and Allied Products plc (Nigeria)	1,231,236
673,719	DuluxGroup Ltd. (Australia)	3,595,133

		4,826,369

	Tobacco 0.3%
3,589	Karelia Tobacco Co., Inc. S.A. (Greece)	1,105,703

	Trading Companies & Distributors 0.6%
104,379	AddTech AB, Class B (Sweden)	1,944,019

	Total Common Stocks (cost $256,545,016)	327,112,781

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.8%

	Repurchase Agreement 0.8%
$2,799,167	Repurchase Agreement dated 6/30/14, 0.00% due 7/1/14 with State Street Bank and Trust Co. collateralized by $2,325,000 of United States Treasury Bonds 4.500% due 2/15/36; value: $2,859,750; repurchase proceeds: $2,799,167 (cost $2,799,167)	$2,799,167

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Value
Total Short-Term Investments (cost $2,799,167)	$2,799,167

Total Investments (cost $259,344,182) 99.9%	329,911,948
Other Assets less Liabilities 0.1%	280,791

NET ASSETS 100.0%	$330,192,739

*Non-income producing.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2014, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	2.7
Bangladesh	0.5
Botswana	1.0
Brazil	1.4
Canada	2.1
Chile	0.9
China	1.5
Croatia	0.6
Denmark	2.0
Finland	3.1
France	1.0
Germany	0.8
Greece	0.3
Hong Kong	2.6
India	7.9
Indonesia	2.2
Ireland	0.5
Israel	4.5
Japan	12.0
Kenya	1.2
Korea	2.8
Lithuania	0.9
Malaysia	6.1
Mexico	1.6
Nigeria	0.8
Peru	0.5
Philippines	6.5
Poland	2.5
Russia	0.7
Singapore	3.8
South Africa	8.0
Sri Lanka	1.2
Sweden	2.7
Taiwan	5.1
Thailand	2.7
Turkey	3.6
United Arab Emirates	1.1
United Kingdom	0.6

Total	100.0%

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments

June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 97.0%

	Aerospace & Defense 2.1%
96,906	L-3 Communications Holdings, Inc.	$11,701,399

	Automobile Manufacturers 2.6%
824,582	Ford Motor Co.	14,215,794

	Coal & Consumable Fuels 1.7%
558,130	Peabody Energy Corp.	9,125,425

	Commodity Chemicals 2.6%
144,145	LyondellBasell Industries N.V., Class A	14,075,759

	Communications Equipment 2.8%
606,647	Cisco Systems, Inc.	15,075,178

	Department Stores 2.9%
276,410	Macy’s, Inc.	16,037,308

	Diversified Banks 13.3%
473,468	Citigroup, Inc.	22,300,343
162,218	HSBC Holdings plc ADR (United Kingdom)	8,240,674
372,522	JPMorgan Chase & Co.	21,464,718
391,984	Wells Fargo & Co.	20,602,679

		72,608,414

	Diversified Chemicals 2.5%
158,088	Eastman Chemical Co.	13,808,987

	Electrical Components & Equipment 5.6%
236,506	Eaton Corp. plc	18,253,533
158,001	Regal-Beloit Corp.	12,412,559

		30,666,092

	General Merchandise Stores 0.9%
87,188	Target Corp.	5,052,545

	Health Care Equipment 4.9%
324,672	Abbott Laboratories	13,279,085
208,590	Medtronic, Inc.	13,299,698

		26,578,783

	Industrial Conglomerates 3.7%
758,774	General Electric Co.	19,940,581

	Integrated Oil & Gas 9.6%
114,816	Chevron Corp.	14,989,229
156,135	Occidental Petroleum Corp.	16,024,135
499,700	Suncor Energy, Inc. (Canada)	21,302,211

		52,315,575

	Integrated Telecommunication Services 2.8%
309,735	Verizon Communications, Inc.	15,155,333

	Investment Banking & Brokerage 2.8%
90,442	Goldman Sachs Group, Inc. (The)	15,143,608

	Multi-Line Insurance 3.4%
341,277	American International Group, Inc.	18,626,899

	Oil & Gas Exploration & Production 5.1%
151,781	Apache Corp.	15,272,204
1,764,664	Pengrowth Energy Corp. (Canada)	12,670,288

		27,942,492

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Other Diversified Financial Services 2.7%
407,580	Voya Financial, Inc.	$14,811,457

	Pharmaceuticals 7.3%
195,685	Johnson & Johnson	20,472,564
655,654	Pfizer, Inc.	19,459,811

		39,932,375

	Regional Banks 5.4%
1,537,038	First Niagara Financial Group, Inc.	13,433,712
178,475	PNC Financial Services Group, Inc.	15,893,199

		29,326,911

	Semiconductors 2.8%
489,153	Intel Corp.	15,114,828

	Specialized REITs 3.1%
297,499	EPR Properties	16,621,269

	Systems Software 3.2%
412,926	Microsoft Corp.	17,219,014

	Technology Hardware, Storage & Peripherals 3.2%
188,161	Apple, Inc.	17,485,802

	Total Common Stocks (cost $439,590,747)	528,581,828

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.8%

	Repurchase Agreement 2.8%
$15,025,794	Repurchase Agreement dated 6/30/14, 0.00% due 7/1/14 with State Street Bank and Trust Co. collateralized by $15,885,000 of United States Treasury Notes 1.750% due 5/15/22; value: $15,329,025; repurchase proceeds: $15,025,794 (cost $15,025,794)	$15,025,794

	Total Short-Term Investments (cost $15,025,794)	15,025,794

	Total Investments (cost $454,616,541) 99.8%	543,607,622
	Other Assets less Liabilities 0.2%	871,557

	NET ASSETS 100.0%	$544,479,179

	ADR American Depositary Receipt.
	REIT Real Estate Investment Trust.
	See Notes to Schedules of Investments.

At June 30, 2014, Wasatch Large Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	6.4
United Kingdom	1.6
United States	92.0

Total	100.0%

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments

June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 83.6%

	Advertising 2.0%
2,810,926	Interpublic Group of Cos., Inc. (The)†	$54,841,166

	Airlines 1.3%
1,330,826	Southwest Airlines Co.	35,745,986

	Apparel Retail 1.3%
2,146,212	Chico’s FAS, Inc.	36,399,756

	Application Software 2.8%
3,837,367	TIBCO Software, Inc.* †	77,399,692

	Automobile Manufacturers 2.7%
2,092,444	General Motors Co.†	75,955,717

	Automotive Retail 1.6%
1,075,357	CST Brands, Inc.	37,099,816
628,360	Pep Boys-Manny, Moe & Jack (The)*	7,201,006

		44,300,822

	Casinos & Gaming 1.7%
2,940,543	International Game Technology	46,784,039

	Communications Equipment 2.4%
1,416,622	Cisco Systems, Inc.†	35,203,057
419,500	QUALCOMM, Inc.	33,224,400

		68,427,457

	Construction & Engineering 0.4%
530,650	Aegion Corp.*	12,348,226

	Data Processing & Outsourced Services 1.1%
404,241	Global Payments, Inc.	29,448,957

	Diversified Banks 1.1%
675,173	Citigroup, Inc.†	31,800,648

	Diversified REITs 0.5%
1,530,676	Investors Real Estate Trust	14,097,526

	Diversified Support Services 4.0%
273,024	Copart, Inc.*	9,817,943
2,861,322	Iron Mountain, Inc.†	101,433,865

		111,251,808

	Environmental & Facilities Services 1.0%
722,352	Republic Services, Inc.†	27,427,705

	Fertilizers & Agricultural Chemicals 1.9%
1,046,243	Mosaic Co. (The)†	51,736,716

	Gas Utilities 0.4%
206,400	Atmos Energy Corp.	11,021,760

	General Merchandise Stores 1.2%
581,048	Target Corp.†	33,671,732

	Gold 1.0%
3,378,112	Yamana Gold, Inc. (Canada)	27,768,081

	Health Care Equipment 1.4%
352,900	Medtronic, Inc.†	22,500,904
208,800	Stryker Corp.	17,606,016

		40,106,920

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Health Care REITs 1.0%
431,885	Ventas, Inc.	$27,683,829

	Health Care Services 1.5%
611,201	Express Scripts Holding Co.* †	42,374,565

	Hypermarkets & Super Centers 3.2%
1,210,581	Wal-Mart Stores, Inc.†	90,878,316

	Insurance Brokers 0.8%
261,155	Aon plc	23,527,454

	Integrated Oil & Gas 1.0%
272,500	Occidental Petroleum Corp.	27,966,675

	Integrated Telecommunication Services 0.9%
525,685	Verizon Communications, Inc.	25,721,767

	Life & Health Insurance 2.0%
610,721	MetLife, Inc.†	33,931,659
625,782	Unum Group†	21,752,182

		55,683,841

	Multi-Line Insurance 3.6%
2,276,807	Loews Corp.†	100,202,276

	Multi-Sector Holdings 0.9%
952,102	Leucadia National Corp.	24,964,114

	Office REITs 0.8%
403,582	Digital Realty Trust, Inc.	23,536,902

	Oil & Gas Drilling 6.2%
1,046,586	Diamond Offshore Drilling, Inc.	51,942,063
1,381,801	Ensco plc, Class A	76,786,682
637,605	Unit Corp.*	43,886,352

		172,615,097

	Oil & Gas Equipment & Services 3.3%
871,448	Halliburton Co.†	61,881,523
354,721	National Oilwell Varco, Inc.†	29,211,274

		91,092,797

	Oil & Gas Exploration & Production 11.3%
444,332	Approach Resources, Inc.*	10,099,666
2,682,010	Bill Barrett Corp.* ‡‡	71,824,228
7,610,448	Denbury Resources, Inc.†	140,488,870
964,087	Northern Oil and Gas, Inc.*	15,704,977
2,444,101	Swift Energy Co.* ‡‡	31,724,431
4,396,736	Talisman Energy, Inc. (Canada)	46,605,402

		316,447,574

	Packaged Foods & Meats 0.5%
452,131	ConAgra Foods, Inc.†	13,419,248

	Paper Products 0.5%
350,886	Domtar Corp.	15,035,465

	Pharmaceuticals 2.0%
294,335	Novartis AG ADR (Switzerland)	26,646,148
907,509	Zoetis, Inc.	29,285,315

		55,931,463

	Property & Casualty Insurance 2.3%
1,059,124	CNA Financial Corp.†	42,809,792
634,382	XL Group plc	20,763,323

		63,573,115

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Residential REITs 2.0%
1,485,981	American Campus Communities, Inc.†	$56,823,913

	Semiconductors 0.1%
362,012	Applied Micro Circuits Corp.*	3,913,350

	Specialty Stores 0.4%
211,596	Outerwall, Inc.*	12,558,223

	Systems Software 3.7%
1,644,390	Microsoft Corp.†	68,571,063
857,000	Oracle Corp.	34,734,210

		103,305,273

	Technology Hardware, Storage & Peripherals 4.7%
1,121,533	Apple, Inc.†	104,224,062
2,820,938	Silicon Graphics International Corp.* ‡‡	27,137,423

		131,361,485

	Trading Companies & Distributors 1.1%
834,570	NOW, Inc.*	30,219,780

	Total Common Stocks (cost $1,932,097,279)	2,339,371,236

Principal Amount		Value
	SHORT-TERM INVESTMENTS 16.5%

	Repurchase Agreement 16.5%
$461,580,290	Repurchase Agreement dated 6/30/14, 0.00% due 7/1/14 with State Street Bank and Trust Co. collateralized by $415,185,000 of United States Treasury Notes 1.625% due 8/15/22; value: $23,937,500; United States Treasury Notes 1.625% due 11/15/22; value: $29,650,744; United States Treasury Notes 1.750% due 5/15/22; value: $89,083,975; United States Treasury Notes 1.750% due 5/15/23; value: $33,285,675; United States Treasury Notes 2.500% due 8/15/23; value: $35,568,750; United States Treasury Bonds 4.500% due 2/15/36; value: $126,167,250; United States Treasury Notes 7.625% due 11/15/22; value: $133,121,313; repurchase proceeds: $461,580,290† (cost $461,580,290)	$461,580,290

	Total Short-Term Investments (cost $461,580,290)	461,580,290

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

		Value
	Total Investments (cost $2,393,677,569) 100.1%	$2,800,951,526
	Liabilities less Other Assets (0.1%)	(2,524,490)

	NET ASSETS 100.0%	$2,798,427,036

Number of Contracts		Value
	CALL OPTIONS WRITTEN 0.1%

	Application Software 0.0%
1,585	TIBCO Software, Inc., expiring 8/16/14, exercise price $20	$150,575
1,393	TIBCO Software, Inc., expiring 8/16/14, exercise price $22	41,790

		192,365

	Technology Hardware, Storage & Peripherals 0.1%
3,255	APPLE, Inc., expiring 8/16/14, exercise price $82.86	3,456,810

	Total Call Options Written (premium $1,384,250)	3,649,175

Shares		Value
	SECURITIES SOLD SHORT 11.7%

	Aerospace & Defense 0.4%
91,382	Boeing Co. (The)	$11,626,532

	Construction Machinery & Heavy Trucks 0.7%
310,901	Joy Global, Inc.	19,145,284

	Department Stores 0.6%
1,787,062	JC Penney Co., Inc.*	16,172,911

	Electric Utilities 0.9%
684,208	Exelon Corp.	24,959,908

	Food Distributors 1.0%
775,903	Sysco Corp.	29,057,567

	Food Retail 0.5%
451,488	Sprouts Farmers Market, Inc.*	14,772,687

	Home Improvement Retail 1.1%
629,084	Lowe’s Cos., Inc.	30,189,741

	Household Products 0.8%
273,476	Procter & Gamble Co. (The)	21,492,479

	Internet Retail 0.2%
146,803	zulily, Inc., Class A*	6,011,583

	IT Consulting & Other Services 1.7%
228,069	Accenture plc, Class A	18,437,098
165,491	International Business Machines Corp.	29,998,554

		48,435,652

	Restaurants 1.6%
274,527	Buffalo Wild Wings, Inc.*	45,491,869

	Retail REITs 0.7%
340,272	Regency Centers Corp.	18,946,345

	Specialty Stores 1.5%
409,736	Tiffany & Co.	41,076,034

	Total Securities Sold Short (proceeds $297,231,167)	327,378,592

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

*Non-income producing.
†All or a portion of this security has been designated as collateral for securities sold short and call options written (see Notes 3 and 4).
‡‡Affiliated company (see Note 6).
ADR American Depositary Receipt.
REIT Real Estate Investment Trust.
See Notes to Schedules of Investments.

At June 30, 2014, Wasatch Long/Short Fund’s investments, excluding short-term investments, options written and securities sold short, were in the following countries:

COUNTRY	%
Canada	3.2
Switzerland	1.1
United States	95.7

Total	100.0%

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments

June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 97.1%

	Apparel Retail 1.4%
167,365	Zumiez, Inc.*	$4,617,600

	Apparel, Accessories & Luxury Goods 1.2%
32,110	Page Industries Ltd. (India)	3,835,902

	Application Software 8.8%
405,760	Diligent Board Member Services, Inc.* (New Zealand)	1,367,373
133,337	Ellie Mae, Inc.*	4,150,781
249,716	Exa Corp.*	2,811,802
94,884	Interactive Intelligence Group, Inc.*	5,325,839
87,309	PROS Holdings, Inc.*	2,308,450
235,148	Tangoe, Inc.*	3,541,329
46,417	Tyler Technologies, Inc.*	4,233,694
39,117	Ultimate Software Group, Inc.*	5,404,796

		29,144,064

	Asset Management & Custody Banks 3.1%
33,122	Diamond Hill Investment Group, Inc.	4,230,342
344,096	Pzena Investment Management, Inc., Class A	3,840,111
132,161	Silvercrest Asset Management Group, Inc.	2,274,491

		10,344,944

	Automotive Retail 1.0%
61,597	Monro Muffler Brake, Inc.	3,276,344

	Biotechnology 3.7%
496,548	Abcam plc (United Kingdom)	3,227,421
122,952	Cellular Dynamics International, Inc.*	1,791,411
176,227	ChemoCentryx, Inc.*	1,030,928
62,309	Esperion Therapeutics, Inc.*	986,974
170,440	Exact Sciences Corp.*	2,902,593
159,440	Sangamo BioSciences, Inc.*	2,434,649

		12,373,976

	Casinos & Gaming 1.1%
116,891	Multimedia Games Holding Co., Inc.*	3,464,649

	Commercial Printing 1.1%
436,475	InnerWorkings, Inc.*	3,710,038

	Consumer Finance 2.0%
99,215	Encore Capital Group, Inc.*	4,506,345
127,105	Regional Management Corp.*	1,966,315

		6,472,660

	Data Processing & Outsourced Services 2.9%
120,511	ExlService Holdings, Inc.*	3,549,049
137,823	Wirecard AG (Germany)	5,950,155

		9,499,204

	Diversified Banks 1.6%
4,218,211	City Union Bank Ltd.* (India)	5,302,132

	Electronic Manufacturing Services 0.8%
36,316	IPG Photonics Corp.*	2,498,541

	Environmental & Facilities Services 1.1%
185,549	Heritage-Crystal Clean, Inc.*	3,642,327

	Food Distributors 1.0%
158,297	Chefs’ Warehouse, Inc. (The)*	3,129,532

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	General Merchandise Stores 0.1%
107,321	Gordmans Stores, Inc.	$461,480

	Health Care Distributors 0.9%
20,696	MWI Veterinary Supply, Inc.*	2,938,625

	Health Care Equipment 6.5%
97,004	Abaxis, Inc.	4,298,247
351,384	AtriCure, Inc.*	6,458,438
1,928,308	Cardica, Inc.*	2,198,271
151,770	Novadaq Technologies, Inc.* (Canada)	2,501,170
106,447	NuVasive, Inc.*	3,786,320
142,380	Tandem Diabetes Care, Inc.*	2,315,099

		21,557,545

	Health Care Facilities 1.4%
148,133	Ensign Group, Inc. (The)	4,603,974

	Health Care REITs 0.9%
148,133	CareTrust REIT, Inc.*	2,933,033

	Health Care Services 2.9%
104,554	CorVel Corp.*	4,723,750
106,790	IPC The Hospitalist Co., Inc.*	4,722,254

		9,446,004

	Health Care Technology 1.8%
137,544	HealthStream, Inc.*	3,342,319
208,241	Vocera Communications, Inc.*	2,748,781

		6,091,100

	Homebuilding 2.7%
289,956	Installed Building Products, Inc.*	3,551,961
289,293	LGI Homes, Inc.*	5,279,597

		8,831,558

	Industrial Machinery 1.5%
59,947	Proto Labs, Inc.*	4,910,858

	Internet Retail 1.9%
177,762	MakeMyTrip Ltd.* (India)	6,244,779

	Internet Software & Services 10.2%
186,709	Amber Road, Inc.*	3,011,616
124,020	Angie’s List, Inc.*	1,480,799
130,423	Dealertrack Technologies, Inc.*	5,913,379
240,480	E2open, Inc.*	4,970,722
167,751	Envestnet, Inc.*	8,206,379
217,783	SciQuest, Inc.*	3,852,581
75,718	SPS Commerce, Inc.*	4,784,620
58,312	Xoom Corp.*	1,537,104

		33,757,200

	IT Consulting & Other Services 0.7%
392,834	ServiceSource International, Inc.*	2,278,437

	Leisure Products 0.6%
184,430	Black Diamond, Inc.*	2,069,305

	Life Sciences Tools & Services 2.8%
109,114	Fluidigm Corp.*	3,207,952
129,147	ICON plc* (Ireland)	6,084,115

		9,292,067

	Oil & Gas Equipment & Services 1.0%
120,093	Pason Systems, Inc. (Canada)	3,377,668

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Oil & Gas Exploration & Production 2.8%
174,077	Comstock Resources, Inc.	$5,020,380
256,130	Northern Oil and Gas, Inc.*	4,172,358

		9,192,738

	Oil & Gas Refining & Marketing 0.4%
384,242	Amyris, Inc.*	1,433,223

	Pharmaceuticals 5.0%
50,064	Aerie Pharmaceuticals, Inc.*	1,240,085
193,233	Akorn, Inc.*	6,424,997
163,308	Cardiovascular Systems, Inc.*	5,088,677
243,957	Cempra, Inc.*	2,617,659
77,430	Egalet Corp.*	1,015,882

		16,387,300

	Regional Banks 3.1%
195,192	BBCN Bancorp, Inc.	3,113,313
188,920	Customers Bancorp, Inc.*	3,780,279
231,224	Tristate Capital Holdings, Inc.*	3,267,195

		10,160,787

	Research & Consulting Services 1.5%
250,759	Franklin Covey Co.*	5,047,779

	Semiconductor Equipment 1.6%
253,658	PDF Solutions, Inc.*	5,382,623

	Semiconductors 4.4%
333,640	MaxLinear, Inc., Class A*	3,359,755
95,907	Melexis N.V. (Belgium)	4,250,192
42,979	NVE Corp.*	2,389,203
80,515	Power Integrations, Inc.	4,632,833

		14,631,983

	Specialized Finance 0.0%
154,000	Goldwater Bank, N.A.* *** † ‡‡	75,460

	Specialty Chemicals 0.3%
531,795	EcoSynthetix, Inc.* (Canada)	1,051,973

	Specialty Stores 1.0%
60,752	Hibbett Sports, Inc.*	3,290,936

	Systems Software 1.4%
70,258	FleetMatics Group plc*	2,272,144
177,318	Infoblox, Inc.*	2,331,731

		4,603,875

	Technology Hardware, Storage & Peripherals 0.7%
290,211	Intevac, Inc.*	2,324,590
11,251	USA Technologies, Inc.*	23,740

		2,348,330

	Thrifts & Mortgage Finance 1.5%
1,465,130	Gruh Finance Ltd. (India)	4,896,353

	Trading Companies & Distributors 3.1%
256,801	CAI International, Inc.*	5,652,190
143,971	Rush Enterprises, Inc., Class B*	4,527,888

		10,180,078

	Trucking 3.6%
161,025	Marten Transport Ltd.	3,598,909
54,337	Old Dominion Freight Line, Inc.*	3,460,180
113,581	Saia, Inc.*	4,989,613

		12,048,702

	Total Common Stocks (cost $191,160,303)	320,837,686

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	WARRANTS 0.0%

	Health Care Equipment 0.0%
322,500	Cardica, Inc., expiring 9/29/14* *** †	$3,225

	Total Warrants (cost $40,312)	3,225

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.4%

	Repurchase Agreement 3.4%
$11,378,560	Repurchase Agreement dated 6/30/14, 0.00% due 7/1/14 with State Street Bank and Trust Co. collateralized by $12,030,000 of United States Treasury Notes 1.750% due 5/15/22; value: $11,608,950; repurchase proceeds: $11,378,560 (cost $11,378,560)	$11,378,560

	Total Short-Term Investments (cost $11,378,560)	11,378,560

	Total Investments (cost $202,579,175) 100.5%	332,219,471
	Liabilities less Other Assets (0.5%)	(1,598,557)

	NET ASSETS 100.0%	$330,620,914

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

	‡‡Affiliated company (see Note 6).

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

At June 30, 2014, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	1.3
Canada	2.2
Germany	1.9
India	6.3
Ireland	1.9
New Zealand	0.4
United Kingdom	1.0
United States	85.0

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments

June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 92.5%

	Aerospace & Defense 0.7%
105,000	CPI Aerostructures, Inc.*	$1,330,350

	Airlines 1.1%
17,000	Allegiant Travel Co.	2,002,090

	Alternative Carriers 1.0%
290,000	ORBCOMM, Inc.*	1,911,100

	Apparel Retail 0.7%
65,000	Shoe Carnival, Inc.	1,342,250

	Application Software 5.2%
120,000	Cimatron Ltd.* (Israel)	741,600
240,000	ClickSoftware Technologies Ltd. (Israel)	1,936,800
142,000	Ebix, Inc.	2,032,020
42,000	ESI Group* (France)	1,492,345
35,771	Interactive Intelligence Group, Inc.*	2,007,826
107,000	Tangoe, Inc.*	1,611,420

		9,822,011

	Asset Management & Custody Banks 2.8%
477	Medallion Financial Corp.	5,943
231,000	Pzena Investment Management, Inc., Class A	2,577,960
80,000	Silvercrest Asset Management Group, Inc.	1,376,800
6,000	Virtus Investment Partners, Inc.*	1,270,500

		5,231,203

	Auto Parts & Equipment 2.0%
85,000	Gentherm, Inc.*	3,778,250

	Automotive Retail 0.9%
68,000	Mekonomen AB (Sweden)	1,744,581

	Biotechnology 0.3%
70,541	Argos Therapeutics, Inc.*	566,444

	Brewers 0.2%
253,000	Turk Tuborg Bira ve Malt Sanayii AS* (Turkey)	387,044

	Commercial Printing 1.0%
222,000	InnerWorkings, Inc.*	1,887,000

	Communications Equipment 1.9%
88,000	Oplink Communications, Inc.*	1,493,360
320,000	ShoreTel, Inc.*	2,086,400

		3,579,760

	Computer & Electronics Retail 1.0%
37,000	Groupe Fnac* (France)	1,927,698

	Construction & Engineering 1.3%
61,000	Northwest Pipe Co.*	2,460,130

	Construction Machinery & Heavy Trucks 1.3%
152,000	Manitex International, Inc.*	2,468,480

	Construction Materials 1.8%
69,000	Caesarstone Sdot-Yam Ltd. (Israel)	3,386,520

	Consumer Finance 1.1%
44,000	Encore Capital Group, Inc.*	1,998,480

	Distillers & Vintners 0.9%
187,000	Crimson Wine Group Ltd.*	1,692,350

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Diversified Banks 1.6%
1,300,000	City Union Bank Ltd.* (India)	$1,634,051
1,700,000	EastWest Banking Corp.* (Philippines)	1,174,227
55,556	Idaho Trust Bancorp*** †	206,113

		3,014,391

	Education Services 0.9%
70,000	K12, Inc.*	1,684,900

	Electronic Manufacturing Services 0.7%
63,000	Fabrinet*	1,297,800

	Environmental & Facilities Services 1.1%
40,000	Heritage-Crystal Clean, Inc.*	785,200
426,718	Hudson Technologies, Inc.*	1,233,215

		2,018,415

	Food Distributors 0.9%
84,000	Chefs’ Warehouse, Inc. (The)*	1,660,680

	General Merchandise Stores 0.7%
30,000	Seria Co. Ltd. (Japan)	1,378,783

	Health Care Equipment 2.4%
113,000	AtriCure, Inc.*	2,076,940
515,728	Cardica, Inc.*	587,930
110,000	Ion Beam Applications* (Belgium)	1,735,113

		4,399,983

	Health Care Facilities 0.7%
42,000	Ensign Group, Inc. (The)	1,305,360

	Health Care REITs 1.8%
82,125	CareTrust REIT, Inc.*	1,626,075
120,000	Physicians Realty Trust	1,726,800

		3,352,875

	Health Care Services 2.0%
55,000	CorVel Corp.*	2,484,900
88,000	National Research Corp., Class A*	1,231,120
3,500	Northstar Healthcare, Inc.* (Canada)	3,347

		3,719,367

	Health Care Supplies 1.6%
40,000	Guerbet (France)	1,650,767
450,000	Synergetics USA, Inc.*	1,395,000

		3,045,767

	Health Care Technology 1.0%
110,000	Nexus AG (Germany)	1,790,088

	Heavy Electrical Equipment 0.5%
112,000	Pioneer Power Solutions, Inc.*	968,800

	Homebuilding 2.3%
165,000	Installed Building Products, Inc.*	2,021,250
120,100	LGI Homes, Inc.*	2,191,825

		4,213,075

	Homefurnishing Retail 1.1%
101,000	Select Comfort Corp.*	2,086,660

	Hotels & Resort REITs 1.4%
240,000	Summit Hotel Properties, Inc.	2,544,000

	Housewares & Specialties 0.2%
28,300	Lifetime Brands, Inc.	444,876

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Industrial Machinery 1.8%
50,000	Hy-Lok Corp. (Korea)	$1,610,990
54,998	John Bean Technologies Corp.	1,704,388

		3,315,378

	Internet Software & Services 4.6%
125,000	Angie’s List, Inc.*	1,492,500
180,000	IntraLinks Holdings, Inc.*	1,600,200
150,000	Move, Inc.*	2,218,500
160,000	NetGem S.A. (France)	733,918
131,000	Perficient, Inc.*	2,550,570

		8,595,688

	IT Consulting & Other Services 3.4%
62,000	EPAM Systems, Inc.* ‡	2,712,500
365,000	ServiceSource International, Inc.*	2,117,000
900,000	WidePoint Corp.*	1,584,000

		6,413,500

	Leisure Facilities 0.9%
1,000,000	Grupo Sports World S.A.B. de C.V.* (Mexico)	1,695,144

	Leisure Products 0.2%
10,000	Arctic Cat, Inc.	394,200

	Mortgage REITs 2.4%
370,000	Arbor Realty Trust, Inc.	2,571,500
80,000	Colony Financial, Inc.	1,857,600

		4,429,100

	Oil & Gas Equipment & Services 0.6%
19,300	Geospace Technologies Corp.*	1,063,044

	Oil & Gas Exploration & Production 2.2%
50,000	Comstock Resources, Inc.	1,442,000
260,000	Emerald Oil, Inc.*	1,989,000
20,000	Sanchez Energy Corp.*	751,800

		4,182,800

	Packaged Foods & Meats 2.0%
32,000	John B Sanfilippo & Son, Inc.	847,040
667,200	Kawan Food Bhd (Malaysia)	439,467
1,875,000	Oldtown Berhad (Malaysia)	1,284,646
7,999,000	RFM Corp. (Philippines)	1,108,682

		3,679,835

	Paper Packaging 0.9%
2,400,000	Greatview Aseptic Packaging Co. Ltd. (China)	1,641,153

	Personal Products 1.8%
150,000	MusclePharm Corp. PIPE*	1,815,000
19,000	USANA Health Sciences, Inc.*	1,484,660

		3,299,660

	Pharmaceuticals 4.7%
54,000	Cempra, Inc.*	579,420
200,000	Horizon Pharma, Inc.*	3,164,000
1,595,000	Lee’s Pharmaceutical Holdings Ltd. (China)	2,055,834
222,703	Moberg Pharma AB* (Sweden)	1,026,112
170,000	Torrent Pharmaceuticals Ltd. (India)	2,009,644

		8,835,010

	Property & Casualty Insurance 2.7%
160,000	1347 Property Insurance Holdings, Inc.*	1,425,600
145,000	Atlas Financial Holdings, Inc.*	2,198,200
207,138	Kingstone Cos., Inc.	1,381,610

		5,005,410

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Regional Banks 5.3%
147,400	Customers Bancorp, Inc.*	$2,949,474
34,000	First of Long Island Corp. (The)	1,328,720
80,000	Investar Holding Corp.*	1,120,000
120,000	Pacific Continental Corp.	1,647,600
201,000	Tristate Capital Holdings, Inc.*	2,840,130

		9,885,924

	Research & Consulting Services 2.2%
85,000	Acacia Research Corp.	1,508,750
130,000	Franklin Covey Co.*	2,616,900

		4,125,650

	Residential REITs 0.9%
125,000	Bluerock Residential Growth REIT, Inc.	1,647,500

	Semiconductor Equipment 1.2%
110,000	PDF Solutions, Inc.*	2,334,200

	Semiconductors 0.6%
810,673	GigOptix, Inc.*	1,110,622

	Soft Drinks 0.8%
14,000,000	Pepsi-Cola Products Philippines, Inc.* (Philippines)	1,459,336

	Specialized Finance 0.3%
41,900	Goldwater Bank, N.A.* *** †	20,531
31,795	Marlin Business Services Corp.	578,351

		598,882

	Specialty Chemicals 0.4%
350,000	EcoSynthetix, Inc.* (Canada)	692,355

	Thrifts & Mortgage Finance 0.8%
10,000	BofI Holding, Inc.*	734,700
49,455	Ocean Shore Holding Co.	724,516

		1,459,216

	Trading Companies & Distributors 2.6%
85,000	CAI International, Inc.*	1,870,850
40,000	DXP Enterprises, Inc.*	3,021,600

		4,892,450

	Trucking 3.1%
86,000	Roadrunner Transportation Systems, Inc.*	2,416,600
79,000	Saia, Inc.*	3,470,470

		5,887,070

	Total Common Stocks (cost $130,610,124)	173,084,688

	PREFERRED STOCKS 1.4%

	Apparel Retail 0.7%
166,000	Grazziotin S.A. Pfd. (Brazil)	1,315,343

	Pharmaceuticals 0.7%
105,263	Acetylon Pharmaceuticals, Inc., Series B Pfd.* *** †	1,366,314

	Total Preferred Stocks (cost $1,860,729)	2,681,657

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	WARRANTS 0.0%

	Health Care Equipment 0.0%
110,500	Cardica, Inc., expiring 9/29/14* *** †	$1,105

	Total Warrants (cost $13,813)	1,105

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.9%

	Repurchase Agreement 6.9%
$12,816,910	Repurchase Agreement dated 6/30/14, 0.00% due 7/1/14 with State Street Bank and Trust Co. collateralized by $10,630,000 of United States Treasury Bonds 4.500% due 2/15/36; value: $13,074,900; repurchase proceeds: $12,816,910‡ (cost $12,816,910)	$12,816,910

	Total Short-Term Investments (cost $12,816,910)	12,816,910

	Total Investments (cost $145,301,576) 100.8%	188,584,360
	Liabilities less Other Assets (0.8%)	(1,581,796)

	NET ASSETS 100.0%	$187,002,564

Number of Contracts		Value
	CALL OPTIONS WRITTEN 0.0%

	IT Consulting & Other Services 0.0%
620	EPAM Systems, Inc., expiring 7/19/14, exercise price $45	$37,200

	Total Call Options Written (premium $128,287)	37,200

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

	‡All or a portion of this security has been designated as collateral for call options written (see Note 4).

	PIPE Private Investment in a Public Equity.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

At June 30, 2014, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments and call options written, were in the following countries:

COUNTRY	%
Belgium	1.0
Brazil	0.7
Canada	0.4
China	2.1
France	3.3
Germany	1.0
India	2.1
Israel	3.5
Japan	0.8
Korea	0.9
Malaysia	1.0
Mexico	1.0
Philippines	2.1
Sweden	1.6
Turkey	0.2
United States	78.3

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments

June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 98.9%

	Aerospace & Defense 1.9%
1,126,738	HEICO Corp., Class A	$45,745,563

	Air Freight & Logistics 2.2%
36,319,023	Aramex PJSC (United Arab Emirates)	29,665,941
449,611	HUB Group, Inc., Class A*	22,660,395

		52,326,336

	Airlines 2.3%
483,651	Allegiant Travel Co.	56,959,578

	Airport Services 1.9%
2,253,593	Wesco Aircraft Holdings, Inc.*	44,981,716

	Apparel Retail 1.9%
749,419	Chico’s FAS, Inc.	12,710,146
1,221,688	Zumiez, Inc.*	33,706,372

		46,416,518

	Application Software 5.2%
195,895	Concur Technologies, Inc.*	18,284,839
77,807	FactSet Research Systems, Inc.	9,358,626
507,453	RealPage, Inc.*	11,407,543
402,246	Tangoe, Inc.*	6,057,825
594,444	Ultimate Software Group, Inc.*	82,134,328

		127,243,161

	Automotive Retail 2.3%
570,084	Monro Muffler Brake, Inc.	30,322,768
175,496	O’Reilly Automotive, Inc.*	26,429,698

		56,752,466

	Biotechnology 5.8%
2,727,500	Abcam plc (United Kingdom)	17,727,973
642,332	Argos Therapeutics, Inc.*	5,157,926
527,438	Cellular Dynamics International, Inc.*	7,684,772
1,357,191	ChemoCentryx, Inc.*	7,939,567
298,905	Esperion Therapeutics, Inc.*	4,734,655
1,621,982	Exact Sciences Corp.*	27,622,354
1,529,490	Sangamo BioSciences, Inc.*	23,355,312
1,241,169	Seattle Genetics, Inc.*	47,474,714

		141,697,273

	Consumer Finance 0.6%
3,305,639	Mahindra & Mahindra Financial Services Ltd. (India)	15,499,047

	Data Processing & Outsourced Services 5.7%
745,510	ExlService Holdings, Inc.*	21,955,269
549,162	Syntel, Inc.*	47,205,966
1,596,239	Wirecard AG (Germany)	68,913,536

		138,074,771

	Diversified Banks 1.8%
611,997	HDFC Bank Ltd. ADR (India)	28,653,700
1,566,515	Yes Bank Ltd. (India)	14,118,039

		42,771,739

	Diversified Support Services 1.7%
1,124,516	Copart, Inc.*	40,437,595

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Drug Retail 0.5%
119,229	Cosmos Pharmaceutical Corp. (Japan)	$12,583,877

	Electrical Components & Equipment 1.4%
712,659	Polypore International, Inc.*	34,015,214

	Electronic Manufacturing Services 2.2%
761,802	IPG Photonics Corp.*	52,411,978

	Environmental & Facilities Services 1.5%
1,334,005	Tetra Tech, Inc.	36,685,138

	Food Distributors 1.2%
1,423,495	Chefs’ Warehouse, Inc. (The)* ‡‡	28,142,496

	Health Care Distributors 1.3%
223,977	MWI Veterinary Supply, Inc.*	31,802,494

	Health Care Equipment 2.1%
659,371	Abaxis, Inc.	29,216,729
288,067	DexCom, Inc.*	11,424,737
593,260	Tandem Diabetes Care, Inc.*	9,646,408

		50,287,874

	Health Care Services 2.4%
1,030,019	IPC The Hospitalist Co., Inc.* ‡‡	45,547,440
228,243	MEDNAX, Inc.*	13,272,331

		58,819,771

	Homefurnishing Retail 1.5%
751,690	Mattress Firm Holding Corp.*	35,893,198

	Industrial Machinery 2.3%
262,005	Graco, Inc.	20,457,351
428,985	Proto Labs, Inc.*	35,142,451

		55,599,802

	Internet Retail 6.4%
999,639	Blue Nile, Inc.* ‡‡	27,989,892
1,716,574	MakeMyTrip Ltd.* (India)	60,303,245
900,123	RetailMeNot, Inc.*	23,952,273
1,016,502	Start Today Co. Ltd. (Japan)	26,726,019
292,392	zooplus AG* (Germany)	17,683,797

		156,655,226

	Internet Software & Services 7.4%
1,419,607	Angie’s List, Inc.*	16,950,108
578,936	Cornerstone OnDemand, Inc.*	26,642,635
1,049,837	Dealertrack Technologies, Inc.*	47,599,609
396,238	Envestnet, Inc.*	19,383,963
1,615,954	SciQuest, Inc.* ‡‡	28,586,226
280,753	SPS Commerce, Inc.*	17,740,782
584,570	Vistaprint N.V.*	23,651,702

		180,555,025

	IT Consulting & Other Services 0.7%
350,280	Cognizant Technology Solutions Corp., Class A*	17,132,195

	Leisure Facilities 2.3%
1,125,034	Life Time Fitness, Inc.*	54,834,157

	Life Sciences Tools & Services 5.3%
1,172,379	Divi’s Laboratories Ltd. (India)	28,556,576
897,084	Fluidigm Corp.*	26,374,270
1,103,068	ICON plc* (Ireland)	51,965,533
226,436	Techne Corp.	20,961,180

		127,857,559

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Oil & Gas Equipment & Services 4.6%
334,085	Dril-Quip, Inc.*	$36,495,445
437,524	Pason Systems, Inc. (Canada)	12,305,555
160,362	Schoeller-Bleckmann Oilfield Equipment AG (Austria)	20,692,806
382,702	ShawCor Ltd. (Canada)	21,290,523
675,162	TGS-NOPEC Geophysical Co. ASA (Norway)	21,589,419

		112,373,748

	Oil & Gas Exploration & Production 2.3%
2,608,954	Gran Tierra Energy, Inc.* (Colombia)	21,184,706
978,179	Northern Oil and Gas, Inc.*	15,934,536
3,483,665	Premier Oil plc (United Kingdom)	19,895,898

		57,015,140

	Packaged Foods & Meats 0.9%
2,461	Annie’s, Inc.*	83,231
286,067	GlaxoSmithKline Consumer Healthcare Ltd.* (India)	21,431,838

		21,515,069

	Personal Products 0.6%
582,400	Colgate-Palmolive India Ltd. (India)	14,593,649

	Pharmaceuticals 1.9%
1,752,428	Cempra, Inc.* ‡‡	18,803,552
1,852,473	IPCA Laboratories Ltd. (India)	26,980,902

		45,784,454

	Research & Consulting Services 1.4%
549,657	Stantec, Inc. (Canada)	34,078,734

	Restaurants 1.3%
1,491,986	Jubilant Foodworks Ltd.* (India)	32,491,533

	Semiconductors 3.7%
1,210,414	Power Integrations, Inc.	69,647,222
424,490	Silicon Laboratories, Inc.*	20,906,132

		90,553,354

	Specialty Stores 1.1%
505,485	Hibbett Sports, Inc.*	27,382,122

	Systems Software 1.5%
600,133	FleetMatics Group plc*	19,408,301
1,327,319	Infoblox, Inc.*	17,454,245

		36,862,546

	Technology Hardware, Storage & Peripherals 0.4%
865,635	Fusion-io, Inc.*	9,781,676

	Trading Companies & Distributors 2.6%
141,374	DXP Enterprises, Inc.*	10,679,392
547,600	MSC Industrial Direct Co., Inc., Class A	52,372,464

		63,051,856

	Trucking 4.8%
4,929,768	Knight Transportation, Inc.†† ‡‡	117,180,585

	Total Common Stocks (cost $1,494,119,535)	2,404,846,233

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	PREFERRED STOCKS 1.0%

	Biotechnology 0.0%
677,966	Nanosys, Inc., Series D Pfd.* *** †	$439,118
161,519	Nanosys, Inc., Series E Pfd.* *** †	187,104

		626,222

	Oil & Gas Equipment & Services 0.6%
5,818,582	Drilling Info Holdings, Inc., Series B Pfd.* *** †	15,350,001

	Systems Software 0.4%
33,296	DocuSign, Inc.,Series B Pfd. Pfd.* *** †	437,256
9,974	DocuSign, Inc.,Series B-1 Pfd. Pfd.* *** †	130,983
23,905	DocuSign, Inc.,Series D Pfd. Pfd.* *** †	313,930
618,152	DocuSign, Inc.,Series E Pfd. Pfd.* *** †	8,117,819

		8,999,988

	Total Preferred Stocks (cost $26,534,928)	24,976,211

	LIMITED PARTNERSHIP INTEREST 0.2%

	Asset Management & Custody Banks 0.2%
	Greenspring Global Partners II-B, L.P.*** †	3,110,898
	Greenspring Global Partners III-B, L.P.*** †	1,341,687

		4,452,585

	Total Limited Partnership Interest (cost $4,567,761)	4,452,585

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.2%

	Repurchase Agreement 0.2%
$5,479,966	Repurchase Agreement dated 6/30/14, 0.00% due 7/1/14 with State Street Bank and Trust Co. collateralized by $5,795,000 of United States Treasury Notes 1.750% due 5/12/22; value: $5,592,175; repurchase proceeds: $5,479,966†† (cost $5,479,966)	$5,479,966

	Total Short-Term Investments (cost $5,479,966)	5,479,966

	Total Investments (cost $1,530,702,190) 100.3%	2,439,754,995
	Liabilities less Other Assets (0.3%)	(7,520,546)

	NET ASSETS 100.0%	$2,432,234,449

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

††All or a portion of this security has been designated as collateral for purchase commitments (see Note 8).

‡‡Affiliated company (see Note 6).

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

At June 30, 2014, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Austria	0.8
Canada	2.8
Colombia	0.9
Germany	3.6
India	10.0
Ireland	2.1
Japan	1.6
Norway	0.9
United Arab Emirates	1.2
United Kingdom	1.5
United States	74.6

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments

June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 93.7%

	Aerospace & Defense 2.0%
150,147	HEICO Corp., Class A	$6,095,968

	Agricultural Products 1.0%
143,254	Darling Ingredients, Inc.*	2,994,009

	Airlines 1.6%
41,482	Allegiant Travel Co.	4,885,335

	Airport Services 1.2%
190,823	Wesco Aircraft Holdings, Inc.*	3,808,827

	Apparel Retail 1.4%
257,095	Chico’s FAS, Inc.	4,360,331

	Apparel, Accessories & Luxury Goods 0.9%
199,920	Vaibhav Global Ltd.* (India)	2,626,931

	Application Software 3.0%
431,649	Ebix, Inc.	6,176,897
54,267	Interactive Intelligence Group, Inc.*	3,046,007

		9,222,904

	Asset Management & Custody Banks 1.5%
22,089	Virtus Investment Partners, Inc.*	4,677,346

	Auto Parts & Equipment 1.1%
67,828	Dorman Products, Inc.*	3,345,277

	Construction & Engineering 1.5%
116,813	Northwest Pipe Co.*	4,711,068

	Consumer Finance 2.8%
112,550	Encore Capital Group, Inc.*	5,112,021
56,816	Portfolio Recovery Associates, Inc.*	3,382,257

		8,494,278

	Data Processing & Outsourced Services 2.9%
153,063	NeuStar, Inc., Class A*	3,982,699
57,020	Syntel, Inc.*	4,901,439

		8,884,138

	Diversified Banks 3.1%
3,595,000	City Union Bank Ltd.* (India)	4,518,780
537,258	Yes Bank Ltd. (India)	4,841,977

		9,360,757

	Diversified Support Services 2.5%
213,225	Copart, Inc.*	7,667,571

	Electrical Components & Equipment 3.0%
189,622	Polypore International, Inc.*	9,050,658

	Electronic Manufacturing Services 2.0%
298,255	Fabrinet*	6,144,053

	Fertilizers & Agricultural Chemicals 1.6%
309,426	American Vanguard Corp.	4,090,612
40,933	Intrepid Potash, Inc.*	686,037

		4,776,649

	Footwear 1.4%
91,221	Skechers U.S.A., Inc., Class A*	4,168,800

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Health Care Facilities 1.5%
146,751	Ensign Group, Inc. (The)	$4,561,021

	Health Care REITs 1.2%
186,839	CareTrust REIT, Inc.*	3,699,412

	Health Care Services 2.0%
63,543	Air Methods Corp.*	3,281,996
65,085	CorVel Corp.*	2,940,540

		6,222,536

	Homefurnishing Retail 2.1%
314,636	Select Comfort Corp.*	6,500,380

	Hotels & Resort REITs 2.5%
708,220	Summit Hotel Properties, Inc.	7,507,132

	Internet Retail 1.3%
114,825	MakeMyTrip Ltd.* (India)	4,033,802

	Internet Software & Services 3.0%
263,750	Angie’s List, Inc.*	3,149,175
152,533	Vistaprint N.V.*	6,171,485

		9,320,660

	IT Consulting & Other Services 1.5%
103,894	EPAM Systems, Inc.*	4,545,363

	Leisure Facilities 1.0%
62,528	Life Time Fitness, Inc.*	3,047,615

	Life Sciences Tools & Services 1.1%
68,678	ICON plc* (Ireland)	3,235,421

	Mortgage REITs 2.3%
1,010,061	Arbor Realty Trust, Inc.	7,019,924

	Oil & Gas Equipment & Services 4.3%
36,536	CARBO Ceramics, Inc.	5,630,928
66,776	Geospace Technologies Corp.*	3,678,022
8,000	TGS-NOPEC Geophysical Co. ASA ADR (Norway)	252,400
112,050	TGS-NOPEC Geophysical Co. ASA (Norway)	3,582,984

		13,144,334

	Oil & Gas Exploration & Production 6.4%
233,425	Comstock Resources, Inc.	6,731,977
397,447	Northern Oil and Gas, Inc.*	6,474,412
220,286	Ultra Petroleum Corp.*	6,540,291

		19,746,680

	Oil & Gas Refining & Marketing 1.6%
101,953	World Fuel Services Corp.	5,019,146

	Personal Products 1.8%
69,079	USANA Health Sciences, Inc.*	5,397,833

	Pharmaceuticals 3.2%
56,497	Questcor Pharmaceuticals, Inc.	5,225,408
385,100	Torrent Pharmaceuticals Ltd. (India)	4,552,433

		9,777,841

	Regional Banks 7.4%
334,902	Customers Bancorp, Inc.*	6,701,383
250,979	MidSouth Bancorp, Inc.	4,991,972
96,731	Prosperity Bancshares, Inc.	6,055,361
345,279	Tristate Capital Holdings, Inc.*	4,878,792

		22,627,508

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Research & Consulting Services 3.4%
278,475	Acacia Research Corp.	$4,942,931
278,543	Franklin Covey Co.*	5,607,071

		10,550,002

	Semiconductors 0.6%
568,356	O2Micro International Ltd. ADR* (China)	1,938,094

	Systems Software 2.4%
361,571	AVG Technologies N.V.*	7,278,424

	Trading Companies & Distributors 3.1%
94,380	DXP Enterprises, Inc.*	7,129,465
25,155	MSC Industrial Direct Co., Inc., Class A	2,405,824

		9,535,289

	Trucking 5.5%
152,800	Knight Transportation, Inc.	3,632,056
41,546	Old Dominion Freight Line, Inc.*	2,645,649
151,394	Saia, Inc.*	6,650,739
156,868	Universal Truckload Services, Inc.	3,978,172

		16,906,616

	Total Common Stocks (cost $214,863,254)	286,889,933

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.4%

	Repurchase Agreement 5.4%
$16,507,979	Repurchase Agreement dated 6/30/14, 0.00% due 7/1/14 with State Street Bank and Trust Co. collateralized by $17,450,000 of United States Treasury Notes 1.750% due 5/15/22; value: $16,839,250; repurchase proceeds: $16,507,979 (cost $16,507,979)	$16,507,979

	Total Short-Term Investments (cost $16,507,979)	16,507,979

	Total Investments (cost $231,371,233) 99.1%	303,397,912
	Other Assets less Liabilities 0.9%	2,840,275

	NET ASSETS 100.0%	$306,238,187

	*Non-income producing. ADR American Depositary Receipt. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At June 30, 2014, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
China	0.7
India	7.2
Ireland	1.1
Norway	1.3
United States	89.7

Total	100.0%

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments

June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 85.1%

	Asset Management & Custody Banks 2.6%
185,300	Medallion Financial Corp.	$2,308,838

	Cable & Satellite 2.1%
34,500	Comcast Corp., Class A	1,851,960

	Consumer Finance 7.0%
29,330	Capital One Financial Corp.	2,422,658
38,000	Discover Financial Services	2,355,240
168,100	SLM Corp.	1,396,911

		6,174,809

	Data Processing & Outsourced Services 4.6%
27,000	MasterCard, Inc., Class A	1,983,690
10,035	Visa, Inc., Class A	2,114,475

		4,098,165

	Diversified REITs 0.3%
177,857	Star Asia Financial Ltd.* *** †	231,214

	Drug Retail 3.4%
39,900	CVS Caremark Corp.	3,007,263

	Health Care Services 1.9%
18,240	Chemed Corp.	1,709,453

	Hypermarkets & Super Centers 1.8%
21,600	Wal-Mart Stores, Inc.	1,621,512

	Integrated Oil & Gas 8.0%
31,400	Occidental Petroleum Corp.	3,222,582
91,169	Suncor Energy, Inc. (Canada)	3,888,988

		7,111,570

	Mortgage REITs 23.1%
106,600	American Capital Mortgage Investment Corp.	2,134,132
108,000	Capstead Mortgage Corp.	1,420,200
123,491	Colony Financial, Inc.	2,867,461
278,200	NorthStar Realty Finance Corp.	4,835,116
115,000	PennyMac Mortgage Investment Trust	2,523,100
127,700	Starwood Property Trust, Inc.	3,035,429
209,000	Two Harbors Investment Corp.	2,190,320
88,273	ZAIS Financial Corp.	1,467,097

		20,472,855

	Movies & Entertainment 2.2%
23,100	Walt Disney Co. (The)	1,980,594

	Multi-Line Insurance 1.8%
30,000	American International Group, Inc.	1,637,400

	Personal Products 4.5%
61,374	Herbalife Ltd.	3,961,078

	Railroads 2.9%
38,800	Canadian National Railway Co. (Canada)	2,524,465

	Semiconductors 1.7%
50,000	Intel Corp.	1,545,000

	Specialty Stores 3.8%
55,900	PetSmart, Inc.	3,342,820

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Technology Hardware, Storage & Peripherals 3.8%
35,973	Apple, Inc.	$3,342,971

	Thrifts & Mortgage Finance 2.8%
109,000	Home Loan Servicing Solutions Ltd.	2,477,570

	Trading Companies & Distributors 6.8%
66,500	TAL International Group, Inc.*	2,949,940
12,030	W.W. Grainger, Inc.	3,058,868

		6,008,808

	Total Common Stocks (cost $62,141,651)	75,408,345

	EXCHANGE-TRADED FUNDS 3.5%

	Asset Management & Custody Banks 3.5%
51,600	PowerShares Dynamic Pharmaceuticals Portfolio	3,151,728

	Total Exchange-Traded Funds (cost $1,681,053)	3,151,728

	LIMITED PARTNERSHIP INTEREST 3.9%

	Asset Management & Custody Banks 3.9%
102,900	Blackstone Group L.P.	3,440,976

	Total Limited Partnership Interest (cost $2,798,769)	3,440,976

Principal Amount		Value
	CORPORATE BONDS 0.0%

	Gold 0.0%
$206,605	Redcorp Ventures Ltd., 13.00%, 7/11/12, Series D* *** † §§ (Canada)	$1,182

	Total Corporate Bonds (cost $152,584)	1,182

	SHORT-TERM INVESTMENTS 7.3%

	Repurchase Agreement 7.3%
6,444,486	Repurchase Agreement dated 6/30/14, 0.00% due 7/1/14 with State Street Bank and Trust Co. collateralized by $5,345,000 of United States Treasury Bonds 4.500% due 2/15/36; value: $6,574,350; repurchase proceeds: $6,444,486 (cost $6,444,486)	6,444,486

	Total Short-Term Investments (cost $6,444,486)	6,444,486

	Total Investments (cost $73,218,543) 99.8%	88,446,717
	Other Assets less Liabilities 0.2%	159,712

	NET ASSETS 100.0%	$88,606,429

	*Non-income producing.
	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).
	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).
	§§In default.
	REIT Real Estate Investment Trust.
	See Notes to Schedules of Investments.

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

At June 30, 2014, Wasatch Strategic Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	7.8
United States	92.2

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments

June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 92.3%

	Apparel, Accessories & Luxury Goods 1.3%
12,815	Page Industries Ltd. (India)	$1,530,897

	Application Software 8.6%
10,173	Concur Technologies, Inc.*	949,548
94,652	Exa Corp.*	1,065,782
37,022	Interactive Intelligence Group, Inc.*	2,078,045
30,215	QLIK Technologies, Inc.*	683,463
68,952	RealPage, Inc.*	1,550,041
112,222	Tangoe, Inc.*	1,690,063
14,001	Ultimate Software Group, Inc.*	1,934,518

		9,951,460

	Asset Management & Custody Banks 1.1%
5,882	Virtus Investment Partners, Inc.*	1,245,514

	Biotechnology 8.2%
151,370	Abcam plc (United Kingdom)	983,862
79,230	Argos Therapeutics, Inc.*	636,217
69,159	Cellular Dynamics International, Inc.*	1,007,647
116,564	ChemoCentryx, Inc.*	681,899
127,183	Cytokinetics, Inc.*	607,935
30,691	Esperion Therapeutics, Inc.*	486,145
67,518	Exact Sciences Corp.*	1,149,831
16,583	Inovio Pharmaceuticals, Inc.*	179,262
68,378	OncoGenex Pharmaceutical, Inc.*	255,050
78,462	Sangamo BioSciences, Inc.*	1,198,115
59,660	Seattle Genetics, Inc.*	2,281,995

		9,467,958

	Building Products 0.8%
34,756	Trex Co., Inc.*	1,001,668

	Casinos & Gaming 0.6%
23,665	Multimedia Games Holding Co., Inc.*	701,431

	Communications Equipment 0.7%
18,898	Ubiquiti Networks, Inc.*	854,001

	Consumer Finance 0.7%
166,076	Mahindra & Mahindra Financial Services Ltd. (India)	778,675

	Data Processing & Outsourced Services 1.0%
13,364	Syntel, Inc.*	1,148,769

	Diversified Banks 3.8%
1,274,848	City Union Bank Ltd.* (India)	1,602,436
309,196	Yes Bank Ltd. (India)	2,786,594

		4,389,030

	Diversified Metals & Mining 0.7%
14,904	U.S. Silica Holdings, Inc.	826,278

	Electrical Components & Equipment 2.3%
55,640	Polypore International, Inc.*	2,655,697

	Electronic Manufacturing Services 1.6%
27,359	IPG Photonics Corp.*	1,882,299

	Environmental & Facilities Services 1.1%
25,556	Waste Connections, Inc.	1,240,744

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Footwear 0.9%
22,675	Skechers U.S.A., Inc., Class A*	$1,036,248

	Health Care Equipment 5.7%
117,670	AtriCure, Inc.*	2,162,774
1,158,664	Cardica, Inc.*	1,320,877
70,512	Novadaq Technologies, Inc.* (Canada)	1,162,038
32,272	NuVasive, Inc.*	1,147,915
49,910	Tandem Diabetes Care, Inc.*	811,537

		6,605,141

	Health Care Services 1.3%
20,203	IPC The Hospitalist Co., Inc.*	893,377
45,384	National Research Corp., Class A*	634,922

		1,528,299

	Health Care Technology 1.1%
95,311	Vocera Communications, Inc.*	1,258,105

	Homebuilding 1.8%
68,515	Installed Building Products, Inc.*	839,309
67,462	LGI Homes, Inc.*	1,231,181

		2,070,490

	Industrial Machinery 1.6%
22,222	Proto Labs, Inc.*	1,820,426

	Internet Retail 3.9%
97,436	MakeMyTrip Ltd.* (India)	3,422,927
41,774	RetailMeNot, Inc.*	1,111,606

		4,534,533

	Internet Software & Services 8.6%
90,341	Amber Road, Inc.*	1,457,200
68,260	Angie’s List, Inc.* ††	815,025
81,109	E2open, Inc.*	1,676,523
33,081	Rocket Fuel, Inc.*	1,028,488
88,651	SciQuest, Inc.*	1,568,236
28,084	SPS Commerce, Inc.*	1,774,628
25,348	Vistaprint N.V.*	1,025,580
22,061	Xoom Corp.*	581,528
91,388	Xtera Communications, Inc.* *** †	914

		9,928,122

	IT Consulting & Other Services 3.2%
44,713	Cognizant Technology Solutions Corp., Class A*	2,186,913
257,822	ServiceSource International, Inc.*	1,495,367

		3,682,280

	Leisure Products 1.3%
134,242	Black Diamond, Inc.*	1,506,195

	Life Sciences Tools & Services 1.1%
26,676	ICON plc* (Ireland)	1,256,706

	Oil & Gas Exploration & Production 2.5%
104,055	Northern Oil and Gas, Inc.*	1,695,056
40,207	Ultra Petroleum Corp.*	1,193,746

		2,888,802

	Oil & Gas Refining & Marketing 0.9%
295,737	Amyris, Inc.*	1,103,099

	Packaged Foods & Meats 1.0%
15,963	GlaxoSmithKline Consumer Healthcare Ltd.* (India)	1,195,931

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Pharmaceuticals 6.4%
30,319	Aerie Pharmaceuticals, Inc.*	$751,002
68,788	Cardiovascular Systems, Inc.*	2,143,434
130,443	Cempra, Inc.*	1,399,653
49,596	Egalet Corp.*	650,700
155,138	Horizon Pharma, Inc.*	2,454,283

		7,399,072

	Restaurants 1.6%
85,378	Jubilant Foodworks Ltd.* (India)	1,859,308

	Semiconductor Equipment 2.0%
108,294	PDF Solutions, Inc.*	2,297,999

	Semiconductors 5.4%
166,180	MaxLinear, Inc., Class A*	1,673,433
22,241	NVE Corp.*	1,236,377
57,804	Power Integrations, Inc.	3,326,042

		6,235,852

	Specialized Consumer Services 1.0%
81,698	LifeLock, Inc.*	1,140,504

	Specialized Finance 1.2%
46,493	CRISIL Ltd. (India)	1,375,967

	Specialty Chemicals 2.0%
22,626	Balchem Corp.	1,211,849
543,099	EcoSynthetix, Inc.* (Canada)	1,074,334

		2,286,183

	Systems Software 3.4%
69,141	FleetMatics Group plc*	2,236,020
93,693	Infoblox, Inc.*	1,232,063
5,798	NetSuite, Inc.*	503,730

		3,971,813

	Technology Hardware, Storage & Peripherals 0.9%
128,690	Intevac, Inc.*	1,030,807

	Trucking 1.0%
49,571	Knight Transportation, Inc.	1,178,303

	Total Common Stocks (cost $77,955,412)	106,864,606

	PREFERRED STOCKS 1.7%

	Biotechnology 0.1%
169,492	Nanosys, Inc., Series D Pfd.* *** †	109,780
40,380	Nanosys, Inc., Series E Pfd.* *** †	46,776

		156,556

	Health Care Technology 0.6%
253,064	Data Sciences International, Inc., Series B Pfd.* *** †	700,152
243,902	TherOx, Inc., Series I Pfd.* *** †	2,439

		702,591

	Oil & Gas Equipment & Services 1.0%
435,920	Drilling Info Holdings, Inc., Series B Pfd.* *** †	1,150,001

	Total Preferred Stocks (cost $3,171,238)	2,009,148

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	LIMITED PARTNERSHIP INTEREST 3.6%

	Asset Management & Custody Banks 3.6%
	Greenspring Global Partners II-B, L.P.*** †	$2,799,797
	Greenspring Global Partners III-B, L.P.*** †	1,341,687

		4,141,484

	Total Limited Partnership Interest (cost $4,244,950)	4,141,484

	WARRANTS 0.0%

	Health Care Equipment 0.0%
165,000	Cardica, Inc., expiring, expiring 9/29/14* *** †	1,650

	Total Warrants (cost $20,625)	1,650

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.3%

	Repurchase Agreement 2.3%
$2,681,748	Repurchase Agreement dated 6/30/14, 0.00% due 7/1/14 with State Street Bank and Trust Co. collateralized by $2,835,000 of United States Treasury Notes 1.750% due 5/15/22; value: $2,735,775; repurchase proceeds: $2,681,748†† (cost $2,681,748)	$2,681,748

	Total Short-Term Investments (cost $2,681,748)	2,681,748

	Total Investments (cost $88,073,973) 99.9%	115,698,636
	Other Assets less Liabilities 0.1%	100,800

	NET ASSETS 100.0%	$115,799,436

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

	††All or a portion of this security has been designated as collateral for purchase commitments (see Note 8).

	See Notes to Schedules of Investments.

At June 30, 2014, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	2.0
India	12.9
Ireland	1.1
United Kingdom	0.9
United States	83.1

Total	100.0%

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments

June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 96.1%

	Airlines 0.8%
265,000	Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR* (Mexico)	$2,385,000

	Apparel, Accessories & Luxury Goods 0.6%
42,438	Calida Holding AG* (Switzerland)	1,717,227

	Application Software 1.9%
35,919	ESI Group* (France)	1,276,275
36,533	Fidessa Group plc (United Kingdom)	1,383,482
246,580	TiVo, Inc.*	3,183,348

		5,843,105

	Asset Management & Custody Banks 1.3%
33,300	Ameriprise Financial, Inc.	3,996,000

	Automotive Retail 1.9%
225,980	Mekonomen AB (Sweden)	5,797,653

	Biotechnology 6.6%
3,080,536	Abcam plc (United Kingdom)	20,022,607

	Cable & Satellite 3.4%
118,882	Comcast Corp., Class A	6,381,585
43,884	DIRECTV*	3,730,579

		10,112,164

	Communications Equipment 1.4%
448,551	Infinera Corp.*	4,126,669

	Computer & Electronics Retail 0.8%
44,839	Groupe Fnac* (France)	2,336,110

	Consumer Finance 7.2%
74,500	Capital One Financial Corp.	6,153,700
99,900	Discover Financial Services	6,191,802
72,000	Encore Capital Group, Inc.*	3,270,240
181,300	Navient Corp.	3,210,823
350,600	SLM Corp.	2,913,486

		21,740,051

	Data Processing & Outsourced Services 3.2%
69,750	MasterCard, Inc., Class A	5,124,533
21,195	Visa, Inc., Class A	4,465,998

		9,590,531

	Drug Retail 1.0%
39,000	CVS Caremark Corp.	2,939,430

	Education Services 1.3%
138,000	Kroton Educacional S.A. (Brazil)	3,871,536

	Fertilizers & Agricultural Chemicals 1.3%
30,700	Monsanto Co.	3,829,518

	Food Distributors 0.5%
76,031	Chefs’ Warehouse, Inc. (The)*	1,503,133

	Health Care Equipment 5.3%
194,125	DiaSorin S.p.A. (Italy)	8,133,651
3,827	Intuitive Surgical, Inc.*	1,575,958
204,488	Ion Beam Applications* (Belgium)	3,225,544
998,720	Sorin S.p.A.* (Italy)	2,931,914

		15,867,067

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Health Care Services 1.0%
98,511	Bio-Reference Laboratories, Inc.*	$2,977,002

	Health Care Supplies 4.6%
1,494,133	Advanced Medical Solutions Group plc (United Kingdom)	2,817,595
95,032	Guerbet (France)	3,921,893
26,828	Sartorius Stedim Biotech (France)	4,819,531
2,377,200	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	2,315,659

		13,874,678

	Health Care Technology 0.3%
28,601	CompuGroup Medical AG (Germany)	814,959

	Home Entertainment Software 2.4%
327,940	Activision Blizzard, Inc.	7,313,062

	Household Appliances 3.0%
241,653	De’Longhi (Italy)	5,227,956
89,606	iRobot Corp.*	3,669,366

		8,897,322

	Hypermarkets & Super Centers 0.4%
14,431	PriceSmart, Inc. (Costa Rica)	1,256,074

	Industrial Machinery 2.8%
84,035	KUKA AG (Germany)	5,088,170
71,250	Rotork plc (United Kingdom)	3,253,920

		8,342,090

	Internet Retail 5.4%
9,995	Amazon.com, Inc.*	3,246,176
183,518	ASOS plc* (United Kingdom)	9,291,399
3,000	Priceline Group, Inc. (The)*	3,609,000

		16,146,575

	Internet Software & Services 9.6%
236,595	eBay, Inc.*	11,843,946
19,307	Google, Inc., Class A*	11,288,224
67,000	IAC/InterActiveCorp	4,638,410
263,213	NetGem S.A. (France)	1,207,354
6,528	Xtera Communications, Inc.* *** †	65

		28,977,999

	IT Consulting & Other Services 1.3%
78,200	Cognizant Technology Solutions Corp., Class A*	3,824,762

	Leisure Products 0.5%
44,862	Beneteau S.A.* (France)	817,904
11,686	Fenix Outdoor International AG* (Sweden)	629,342

		1,447,246

	Movies & Entertainment 1.6%
130,554	DreamWorks Animation SKG, Inc., Class A*	3,036,686
219,843	SFX Entertainment, Inc.*	1,780,728

		4,817,414

	Oil & Gas Refining & Marketing 1.0%
63,900	World Fuel Services Corp.	3,145,797

	Packaged Foods & Meats 0.3%
22,532	Annie’s, Inc.*	762,032

	Personal Products 3.6%
124,401	Herbalife Ltd.	8,028,841
171,237	Natura Cosmeticos S.A. (Brazil)	2,888,129

		10,916,970

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares		Value
	Pharmaceuticals 5.4%
150,437	Novo Nordisk A/S, Class B (Denmark)	$6,923,503
10,000	Roche Holding AG (Switzerland)	2,981,289
50,592	Valeant Pharmaceuticals International, Inc.* (Canada)	6,380,663

		16,285,455

	Publishing 1.6%
309,546	New York Times Co. (The)	4,708,195

	Real Estate Services 2.4%
62,328	Altisource Portfolio Solutions S.A.*	7,141,542

	Semiconductors 2.2%
2,500	Samsung Electronics Co. Ltd. (Korea)	3,266,456
158,500	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	3,390,315

		6,656,771

	Specialized Finance 1.4%
14,958	Intercontinental Exchange, Inc.	2,825,566
28,359	MarketAxess Holdings, Inc.	1,533,088

		4,358,654

	Specialty Stores 1.9%
97,831	PetSmart, Inc.	5,850,294

	Systems Software 0.4%
40,311	Init Innovation In Traffic Systems AG (Germany)	1,202,165

	Technology Hardware, Storage & Peripherals 0.8%
1,862,000	Lenovo Group Ltd. (China)	2,527,303

	Thrifts & Mortgage Finance 3.2%
261,738	Ocwen Financial Corp.*	9,710,480

	Wireless Telecommunication Services 0.5%
7,731	Millicom International Cellular S.A. (Colombia)	707,791
40,417	MTN Group Ltd. (South Africa)	851,427

		1,559,218

	Total Common Stocks (cost $247,193,433)	289,191,860

	PREFERRED STOCKS 0.8%

	Health Care Equipment 0.8%
19,661	Sartorius AG Pfd. (Germany)	2,371,455

	Total Preferred Stocks (cost $1,479,600)	2,371,455

	LIMITED PARTNERSHIP INTEREST 0.1%

	Asset Management & Custody Banks 0.1%
	Greenspring Global Partners II-B, L.P.*** †	311,088

	Total Limited Partnership Interest (cost $322,804)	311,088

	WARRANTS 0.0%

	Health Care Equipment 0.0%
71,500	Cardica, Inc., expiring 9/29/14* *** †	715

	Total Warrants (cost $8,937)	715

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.1%

	Repurchase Agreement 3.1%
$9,330,213	Repurchase Agreement dated 6/30/14, 0.00% due 7/1/14 with State Street Bank and Trust Co. collateralized by $9,865,000 of United States Treasury Notes 1.750% due 5/15/22; value: $9,519,725; repurchase proceeds: $9,330,213†† (cost $9,330,213)	$9,330,213

	Total Short-Term Investments (cost $9,330,213)	9,330,213

	Total Investments (cost $258,334,987) 100.1%	301,205,331
	Liabilities less Other Assets (0.1%)	(260,386)

	NET ASSETS 100.0%	$300,944,945

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

††All or a portion of this security has been designated as collateral for purchase commitments (see Note 8).

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2014, Wasatch World Innovators Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	1.1
Brazil	2.3
Canada	2.2
China	1.7
Colombia	0.2
Costa Rica	0.4
Denmark	2.4
France	4.9
Germany	3.3
Italy	5.6
Korea	1.1
Mexico	0.8
South Africa	0.3
Sweden	2.2
Switzerland	1.6
Taiwan	1.2
United Kingdom	12.6
United States	56.1

Total	100.0%

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES 5.8%
$1,000,000	Cabela’s Master Credit Card Trust, 2.29%, 9/17/18, Series 2010-2A, Class A1†	$1,020,261
1,500,000	Citibank Credit Card Issuance Trust, 5.65%, 9/20/19, Series 2007-A8, Class A8	1,703,667
1,250,000	GE Capital Credit Card Master Note Trust, 2.22%, 1/15/22, Series 2012-2, Class A	1,252,218
1,000,000	PFS Financing Corp., 0.752%, 2/15/19, Series 2014-AA, Class A† †††	1,001,500
585,000	World Financial Network Credit Card Master Trust, 1.76%, 5/17/21, Series 2012-B, Class A	591,031
1,400,000	World Financial Network Credit Card Master Trust, 3.14%, 1/17/23, Series 2012-A, Class A	1,454,222

	Total Asset Backed Securities (cost $7,074,742)	7,022,899

	COLLATERALIZED MORTGAGE OBLIGATIONS 14.5%
97,594	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.348%, 11/10/42, Series 2005-1, Class A4†††	98,143
21,012	Countrywide Home Loan Mortgage Pass Through Trust, 4.50%, 8/25/19, Series 2004-J7, Class 2A1	21,051
442,056	Federal Home Loan Mortgage Corp., 1.50%, 9/15/22, Series 3760, Class BA	440,183
925,053	Federal Home Loan Mortgage Corp., 1.50%, 7/15/23, Series 4221, Class HJ	927,102
71,805	Federal Home Loan Mortgage Corp., 1.50%, 4/15/24, Series 3780, Class TA	72,146
51,243	Federal Home Loan Mortgage Corp., 2.165%, 11/1/35, Series 1M0010†††	51,243
78,078	Federal Home Loan Mortgage Corp., 2.381%, 5/1/31, Series 847292†††	81,098
73,233	Federal Home Loan Mortgage Corp., 2.423%, 12/1/32, Series 847527†††	77,977
20,856	Federal Home Loan Mortgage Corp., 2.43%, 8/1/33, Series 847281†††	22,323
250,325	Federal Home Loan Mortgage Corp., 3.068%, 1/1/25, Series 775629†††	253,643
177,834	Federal Home Loan Mortgage Corp., 3.338%, 5/1/25, Series 775617†††	186,864
107,031	Federal Home Loan Mortgage Corp., 5.50%, 5/15/15, Series 2808, Class VA	108,436
53,141	Federal Home Loan Mortgage Corp., 5.50%, 10/1/25, Series C90925	59,584
207,014	Federal Home Loan Mortgage Corp., 5.50%, 8/1/29, Series C46102	232,710
265,851	Federal National Mortgage Assoc., 1.946%, 12/1/35, Series 848390†††	280,619
378,362	Federal National Mortgage Assoc., 2.055%, 1/1/35, Series 825245†††	400,485
97,857	Federal National Mortgage Assoc., 2.16%, 11/1/34, Series 782320†††	103,543
113,434	Federal National Mortgage Assoc., 2.598%, 2/1/21, Series 313380†††	117,315
92,772	Federal National Mortgage Assoc., 2.758%, 1/1/18, Series 57735†††	96,016
1,247,188	Federal National Mortgage Assoc., 3.00%, 1/1/28, Series AB7546	1,297,126
160,875	Federal National Mortgage Assoc., 3.50%, 6/25/23, Series 2003-46, Class LD	168,780
1,784,466	Federal National Mortgage Assoc., 3.50%, 6/1/32, Series AL2525	1,871,649
1,242,075	Federal National Mortgage Assoc., 3.50%, 5/1/33, Series AB9412	1,301,250
150,399	Federal National Mortgage Assoc., 3.875%, 1/25/39, Series 2009-2, Class WJ	158,713
56,515	Federal National Mortgage Assoc., 4.00%, 10/25/32, Series 2003-28, Class GA	57,603
83,783	Federal National Mortgage Assoc., 4.056%, 7/1/19, Series 070377†††	85,564
213,408	Federal National Mortgage Assoc., 4.50%, 6/25/29, Series 2005-121, Class V	217,006
250,000	Federal National Mortgage Assoc., 5.50%, 5/25/23, Series 2003-42, Class EK	275,073
230,312	Government National Mortgage Assoc., 1.625%, 1/20/30, Series 80364†††	237,803
593,187	Government National Mortgage Assoc., 1.625%, 6/20/30, Series 80416†††	613,889
462,044	Government National Mortgage Assoc., 1.625%, 9/20/34, Series 81054†††	480,212
376,316	Government National Mortgage Assoc., 2.125%, 7/20/34, Series 80987†††	393,817
500,638	Government National Mortgage Assoc., 3.00%, 8/20/38, Series 2010-47, Class CG	516,413
478,560	Government National Mortgage Assoc., 3.00%, 12/20/38, Series 2010-89, Class PA	491,124
866,281	Government National Mortgage Assoc., 3.00%, 5/20/39, Series 2010-68, Class YE	892,598
598,024	Government National Mortgage Assoc., 3.50%, 1/20/37, Series 2009-31, Class PD	611,937
180,777	Government National Mortgage Assoc., 4.00%, 6/20/38, Series 2009-69, Class WC	185,654
637,439	Government National Mortgage Assoc., 4.00%, 9/20/38, Series 2009-108, Class WG	676,168
496,657	Government National Mortgage Assoc., 4.00%, 3/20/39, Series 2009-31, Class TA	522,262
525,320	Government National Mortgage Assoc., 4.00%, 4/16/39, Series 2009-110, Class AB	558,695
457,179	Government National Mortgage Assoc., 4.00%, 8/20/39, Series 2009-69, Class PV	485,135
220,605	Government National Mortgage Assoc., 4.50%, 6/20/34, Series 2009-101, Class G	226,918
53,591	Government National Mortgage Assoc., 4.50%, 8/20/34, Series 2009-36, Class G	54,044
164,926	Government National Mortgage Assoc., 4.50%, 8/16/35, Series 2009-62, Class DT	168,054
264,987	Government National Mortgage Assoc., 4.50%, 2/20/38, Series 2009-55, Class NP	283,520

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 417,926	Government National Mortgage Assoc., 4.50%, 3/20/39, Series 2009-14, Class AG	$449,842
7,296	Government National Mortgage Assoc., 5.00%, 9/16/31, Series 2009-38, Class A	7,295
480,886	Government National Mortgage Assoc., 5.00%, 7/20/34, Series 2004-105, Class MC	507,556
59,862	Government National Mortgage Assoc., 5.00%, 8/20/39, Series 004513	64,538

	Total Collateralized Mortgage Obligations (cost $17,237,556)	17,490,719

	CORPORATE BONDS 40.7%

	Aerospace & Defense 0.5%
600,000	Lockheed Martin Corp., 3.35%, 9/15/21	623,115

	Air Freight & Logistics 0.6%
620,000	United Parcel Service, Inc., 5.50%, 1/15/18	707,174

	Automotive Retail 0.7%
775,000	AutoZone, Inc., 5.50%, 11/15/15	824,344

	Beverages-Non-alcoholic 1.2%
500,000	PepsiAmericas, Inc., 5.00%, 5/15/17	552,455
750,000	PepsiCo, Inc., 5.00%, 6/1/18	845,914

		1,398,369

	Computer Hardware 0.9%
1,000,000	Hewlett-Packard Co., 2.60%, 9/15/17	1,033,547

	Construction Machinery & Heavy Trucks 1.3%
500,000	Caterpillar Financial Services Corp., 5.85%, 9/1/17 MTN	569,029
1,000,000	John Deere Capital Corp., 2.25%, 4/17/19	1,011,371

		1,580,400

	Cosmetics & Toiletries 0.4%
403,131	Procter & Gamble – ESOP, 9.36%, 1/1/21, Series A	507,571

	Diversified Banks 6.7%
750,000	Bank of America Corp., 2.60%, 1/15/19	758,822
1,000,000	Bank of America Corp., 3.75%, 7/12/16, Series 1	1,051,959
1,250,000	Bank of Montreal, 1.45%, 4/9/18 MTN (Canada)	1,238,642
1,250,000	Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	1,302,846
1,000,000	US Bancorp, 2.20%, 11/15/16 MTN	1,031,281
1,125,000	US Bancorp, 3.00%, 3/15/22 MTN	1,136,773
750,000	Wachovia Corp., 5.25%, 8/1/14	752,846
700,000	Wachovia Corp., 5.75%, 2/1/18 MTN	801,357

		8,074,526

	Diversified Financial Services 3.1%
2,350,000	General Electric Capital Corp., 5.40%, 2/15/17 MTN	2,608,843
1,000,000	General Electric Capital Corp., 5.625%, 5/1/18 MTN	1,145,835

		3,754,678

	Enterprise Software & Services 1.0%
1,000,000	Oracle Corp., 5.75%, 4/15/18	1,149,152

	Finance-Auto Loans 0.6%
750,000	PACCAR Financial Corp., 1.60%, 3/15/17 MTN	759,253

	Finance-Credit Card 0.9%
975,000	American Express Co., 6.15%, 8/28/17	1,115,652

	Finance-Other Services 0.4%
500,000	Sun Canada Financial Co., 7.25%, 12/15/15†	531,270

	Footwear 0.5%
600,000	Nike, Inc., 5.15%, 10/15/15 MTN	632,729

	Industrial Gases 0.5%
600,000	Praxair, Inc., 4.625%, 3/30/15	619,109

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Value
	Instruments-Scientific 0.6%
$ 700,000	Thermo Fisher Scientific, Inc., 4.70%, 5/1/20	$764,537

	Integrated Oil & Gas 0.6%
750,000	BP Capital Markets plc, 1.375%, 5/10/18 (United Kingdom)	743,021

	Integrated Telecommunication Services 0.9%
87,394	Ameritech Capital Funding, 9.10%, 6/1/16	96,760
870,000	AT&T, Inc., 5.50%, 2/1/18	984,531

		1,081,291

	Investment Banking & Brokerage 0.7%
700,000	Morgan Stanley, 5.50%, 7/24/20 MTN	804,843

	Life & Health Insurance 1.2%
850,000	Prudential Financial, Inc., 6.20%, 1/15/15 MTN	875,876
480,000	Prudential Holdings, LLC, 7.245%, 12/18/23, Series FSA†	592,562

		1,468,438

	Medical Instruments 1.0%
1,100,000	Medtronic, Inc., 4.45%, 3/15/20	1,218,267

	Medical-Drugs 0.6%
575,000	Pharmacia Corp., 6.75%, 12/15/27	730,221

	Medical-Health Maintenance Organizations 1.8%
1,000,000	Coventry Health Care, Inc., 5.95%, 3/15/17	1,124,334
1,000,000	WellPoint, Inc., 4.35%, 8/15/20	1,091,312

		2,215,646

	Movies & Entertainment 0.6%
300,000	Walt Disney Co. (The), 2.75%, 8/16/21	302,786
350,000	Walt Disney Co. (The), 6.00%, 7/17/17, Series C MTN	400,537

		703,323

	Multimedia 0.8%
800,000	NBCUniversal Media, LLC, 5.15%, 4/30/20	918,035

	Oil Companies-Integrated 0.7%
750,000	ConocoPhillips, 5.75%, 2/1/19	873,232

	Other Diversified Financial Services 1.2%
1,350,000	JPMorgan Chase & Co., 4.35%, 8/15/21	1,461,831

	Pharmaceuticals 3.9%
1,000,000	AbbVie, Inc., 1.75%, 11/6/17	1,005,454
745,000	AstraZeneca plc, 5.90%, 9/15/17 (United Kingdom)	851,765
795,000	Cardinal Health, Inc., 6.00%, 6/15/17	893,645
1,000,000	Johnson & Johnson, 5.55%, 8/15/17	1,139,221
725,000	Pharmacia Corp., 6.50%, 12/1/18	863,523

		4,753,608

	Railroads 1.0%
1,000,000	Union Pacific Corp., 5.70%, 8/15/18	1,158,484

	Regional Banks 3.0%
1,500,000	BB&T Corp., 2.15%, 3/22/17 MTN	1,535,226
1,200,000	Fifth Third Bancorp, 5.45%, 1/15/17	1,315,452
750,000	SunTrust Banks, Inc., 3.50%, 1/20/17	794,085

		3,644,763

	Semiconductor Equipment 0.2%
250,000	Applied Materials, Inc., 2.65%, 6/15/16	258,823

	Special Purpose Entity 0.5%
525,000	Principal Life Global Funding I, 5.05%, 3/15/15†	541,641

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Value
	Specialty Chemicals 1.2%
$ 1,150,000	Lubrizol Corp., 8.875%, 2/1/19	$1,476,928

	Steel 0.9%
1,000,000	Nucor Corp., 5.75%, 12/1/17	1,138,220

	Total Corporate Bonds (cost $48,340,528)	49,266,041

	MUNICIPAL BONDS 2.1%
650,000	Arizona State Transportation Board Highway Revenue, 5.00%, 7/1/23	711,113
715,205	Minnesota Housing Finance Agency, 2.70%, 9/1/41	701,595
500,000	Richmond Joint Powers Financing Authority, 8.25%, 7/1/19 Class B	573,195
500,000	State of Louisiana, 5.00%, 7/15/26 Series C	590,065

	Total Municipal Bonds (cost $2,415,903)	2,575,968

Shares		Value
	MUTUAL FUNDS 0.3%
25,000	Eaton Vance Short Duration Diversified Income Fund	$383,500

	Total Mutual Funds (cost $340,850)	383,500

	EXCHANGE-TRADED FUNDS 1.5%

	Asset Management & Custody Banks 1.5%
23,000	iShares S&P US Preferred Stock Index Fund ETF	917,930
40,000	Market Vectors Preferred Securities ex Financials ETF	832,000

		1,749,930

	Total Exchange-Traded Funds (cost $1,762,546)	1,749,930

Principal Amount		Value
	U.S. GOVERNMENT AGENCY SECURITIES 22.6%
$1,000,000	Federal Farm Credit Bank, 2.65%, 5/11/15	$1,021,670
1,000,000	Federal Farm Credit Bank, 3.85%, 2/11/15	1,022,291
900,000	Federal Home Loan Bank, 1.00%, 8/24/22##	900,523
1,500,000	Federal Home Loan Bank, 1.00%, 12/28/22, Series 0006##	1,497,643
1,000,000	Federal Home Loan Bank, 1.04%, 5/29/18	990,185
1,000,000	Federal Home Loan Bank, 1.25%, 10/25/22, Series 0001##	966,755
2,000,000	Federal Home Loan Bank, 1.50%, 11/8/22, Series 0000##	1,941,936
1,250,000	Federal Home Loan Bank, 2.00%, 7/8/19	1,252,263
700,000	Federal Home Loan Bank, 3.625%, 3/10/17	752,907
1,000,000	Federal Home Loan Mortgage Corp., 0.875%, 2/28/17 MTN	998,415
2,000,000	Federal Home Loan Mortgage Corp., 2.00%, 10/22/21 MTN	1,938,182
1,000,000	Federal Home Loan Mortgage Corp., 2.10%, 4/24/19 MTN	1,004,886
2,000,000	Federal Home Loan Mortgage Corp., 2.50%, 5/27/16	2,074,420
1,000,000	Federal Home Loan Mortgage Corp., 3.00%, 7/28/14	1,002,201
700,000	Federal Home Loan Mortgage Corp., 4.75%, 11/17/15	742,662
1,000,000	Federal National Mortgage Assoc., 1.00%, 12/28/18##	985,000
1,050,000	Federal National Mortgage Assoc., 2.05%, 5/23/17	1,082,071
1,700,000	Federal National Mortgage Assoc., 2.625%, 11/20/14	1,716,505
1,800,000	Federal National Mortgage Assoc., 4.875%, 12/15/16	1,986,059
475,746	New Valley Generation IV, 4.687%, 1/15/22	520,844
800,000	Tennessee Valley Authority, 3.875%, 2/15/21	880,501
1,000,000	Tennessee Valley Authority, 6.25%, 12/15/17, Series E	1,167,883

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 1,000,000	Tennessee Valley Authority Generic Strip, 0.00%, 11/1/18, Series C###	$920,133

	Total U.S. Government Agency Securities (cost $27,183,371)	27,365,935

	U.S. TREASURY INFLATION PROTECTED BONDS 0.6%
622,325	U.S. Treasury Bond, 1.625%, 1/15/18#	678,772

	Total U.S. Treasury Inflation Protected Bonds (cost $613,711)	678,772

	U.S. TREASURY NOTES 8.1%
4,625,000	U.S. Treasury Note, 3.25%, 12/31/16	4,921,287
4,450,000	U.S. Treasury Note, 3.625%, 8/15/19	4,885,263

	Total U.S. Treasury Notes (cost $9,681,725)	9,806,550

Shares		Value
	PREFERRED STOCKS 0.7%

	Investment Banking & Brokerage 0.2%
10,000	Morgan Stanley Cap TR VI, 6.60%, Pfd.	$256,400

	Life & Health Insurance 0.2%
10,000	MetLife, Inc., 6.50%, Series B Pfd.§§§	255,400

	Other Diversified Financial Services 0.3%
15,000	JPMorgan Chase Capital XXIX, 6.70%, Pfd.	390,000

	Total Preferred Stocks (cost $876,467)	901,800

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.4%

	Repurchase Agreement 3.4%
$4,154,475	Repurchase Agreement dated 6/30/14, 0.00% due 7/1/14 with State Street Bank and Trust Co. collateralized by $4,230,000 of United States Treasury Notes 2.000% due 2/28/21; value: $4,238,879; repurchase proceeds: $4,154,475 (cost $4,154,475)	$4,154,475

	Total Short-Term Investments (cost $4,154,475)	4,154,475

	Total Investments (cost $119,681,874) 100.3%	121,396,589
	Liabilities less Other Assets (0.3%)	(416,626)

	NET ASSETS 100.0%	$120,979,963

	†Liquid security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933.

	†††Variable rate securities.

	§§§Perpetual maturity. Callable any time after first call date. Maturity date is next call date.

	#Treasury Inflation Protected Securities. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

	##Step Bond. The rate shown is as of June 30, 2014 and will reset at a future date.

###Zero coupon bond.

ETF Exchange-Traded Fund

MTN Medium Term Note.

See Notes to Schedules of Investments.

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2014 (Unaudited)

At June 30, 2014, Wasatch-1st Source Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	1.0
United Kingdom	1.4
United States	97.6

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX) – Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 98.6%
$ 7,000,000	U.S. Treasury Bond, 2.875%, 5/15/43	$6,396,250
28,000,000	U.S. Treasury Bond, 3.125%, 11/15/41	27,133,736
8,000,000	U.S. Treasury Bond, 3.125%, 2/15/42	7,740,000
9,700,000	U.S. Treasury Bond, 3.50%, 2/15/39	10,121,348
15,000,000	U.S. Treasury Bond, 3.75%, 11/15/43	16,200,000
4,035,000	U.S. Treasury Bond, 4.25%, 5/15/39	4,737,973
1,400,000	U.S. Treasury Bond, 4.375%, 2/15/38	1,671,468
1,040,000	U.S. Treasury Bond, 4.375%, 5/15/40	1,247,188
10,000,000	U.S. Treasury Bond, 4.50%, 5/15/38	12,159,380
8,000,000	U.S. Treasury Strip, principal only, 5/15/30	4,879,304
52,300,000	U.S. Treasury Strip, principal only, 2/15/31	30,941,360
54,837,000	U.S. Treasury Strip, principal only, 2/15/37	25,904,012
35,150,000	U.S. Treasury Strip, principal only, 5/15/39	15,129,896
26,000,000	U.S. Treasury Strip, principal only, 5/15/40	10,799,204
15,000,000	U.S. Treasury Strip, principal only, 2/15/42	5,790,465
67,000,000	U.S. Treasury Strip, principal only, 2/15/43	24,750,202

	Total U.S. Government Obligations (cost $187,434,486)	205,601,786

	SHORT-TERM INVESTMENTS 1.3%

	Repurchase Agreement 1.3%
2,793,623	Repurchase Agreement dated 6/30/14, 0.00% due 7/1/14 with State Street Bank and Trust Co. collateralized by $2,875,000 of United States Treasury Notes 2.000% due 2/15/22; value: $2,853,438; repurchase proceeds: $2,793,623 (cost $2,793,623)	2,793,623

	Total Short-Term Investments (cost $2,793,623)	2,793,623

	Total Investments (cost $190,228,109) 99.9%	208,395,409
	Other Assets less Liabilities 0.1%	158,732

	NET ASSETS 100.0%	$208,554,141

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2014 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 20 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging India Fund, Emerging Markets Small Cap Fund, Global Opportunities Fund, Heritage Growth Fund, International Growth Fund, International Opportunities Fund, Large Cap Value Fund, Long/Short Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, World Innovators Fund, Wasatch-1st Source Income Fund (“Income Fund”) (sub-advised), and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each diversified funds. The Emerging Markets Select Fund and Frontier Emerging Small Countries Fund are non-diversified funds. Each Fund maintains its own investment objective.

On November 9, 2011, the Trust re-designated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently five funds offer Institutional Class shares: Core Growth Fund, Large Cap Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012, as well as the Emerging Markets Select Fund and Long/Short Fund, which commenced operations on December 13, 2012. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor” or “Wasatch”) as investment advisor.

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Heritage Growth, International Growth, International Opportunities, Large Cap Value, Long/Short, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Strategic Income, Ultra Growth and World Innovators Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at June 30, 2014. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 9.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions; such distributions are recorded as a reduction to cost of the related security or as realized gain/loss.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales – The Long/Short Fund and to a lesser extent the other Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2014 (UNAUDITED)

Short Sales (continued)

position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes – The Frontier Emerging Small Countries and the Global Opportunities Funds invest in Participation Notes (P-Notes). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets where direct investment is not allowed, such as Saudi Arabia. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts.

Options Transactions – The Equity Funds and the Income Fund may buy and sell put and call options and write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Possible losses from uncovered written options may be unlimited. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Options written activity during the period ended June 30, 2014 was as follows:

	Options Outstanding at 9/30/2013	Written	Closed	Exercised	Expired	Options Outstanding at 6/30/14
Long/Short Fund
Premium amount	$6,528,848	$8,412,827	$(8,439,481)	$(3,616,506)	$(1,501,438)	$1,384,250
Number of contracts	8,031	21,818	(4,489)	(11,879)	(7,248)	6,233
Micro Cap Value Fund
Premium amount	$61,910	$1,903,857	$(677,360)	$(664,295)	$(495,825)	$128,287
Number of contracts	150	9,855	(2,690)	(4,350)	(2,345)	620

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2014 (UNAUDITED)

5. FEDERAL INCOME TAX INFORMATION

As of June 30, 2014 the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund	Heritage Growth Fund
Cost	$633,396,621	$20,486,648	$56,161,163	$1,325,368,055	$1,135,340,127	$147,029,619	$79,009,393

Gross appreciation	$380,598,758	$7,200,594	$7,429,144	$295,778,098	$185,204,140	$58,088,573	$52,963,297
Gross (depreciation)	(27,027,697)	(158,872)	(1,428,876)	(75,013,692)	(45,944,590)	(1,685,631)	(1,086,575)

Net appreciation	$353,571,061	$7,041,722	$6,000,268	$220,764,406	$139,259,550	$56,402,942	$51,876,722

	International Growth Fund	International Opportunities Fund	Large Cap Value Fund	Long/Short Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund
Cost	$1,340,763,782	$259,365,644	$456,014,285	$2,395,241,859	$202,815,167	$145,314,934	$1,534,498,365

Gross appreciation	$318,926,967	$79,048,201	$92,284,576	$419,088,980	$140,707,516	$46,535,238	$963,727,977
Gross (depreciation)	(23,904,801)	(8,501,897)	(4,691,239)	(13,379,313)	(11,303,212)	(3,265,812)	(58,471,347)

Net appreciation	$295,022,166	$70,546,304	$87,593,337	$405,709,667	$129,404,304	$43,269,426	$905,256,630

	Small Cap Value Fund	Strategic Income Fund	Ultra Growth Fund	World Innovators Fund	Income Fund	U.S. Treasury Fund
Cost	$231,513,903	$73,658,235	$88,233,272	$259,634,455	$119,681,874	$190,735,222

Gross appreciation	$74,361,930	$15,618,447	$33,653,234	$50,798,127	$2,278,797	$19,179,613
Gross (depreciation)	(2,477,921)	(829,965)	(6,187,870)	(9,227,251)	(564,082)	(1,519,426)

Net appreciation	$71,884,009	$14,788,482	$27,465,364	$41,570,876	$1,714,715	$17,660,187

The difference between book-basis and tax-basis unrealized gains are primarily attributable to the tax deferral of losses on wash sales.

6. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended June 30, 2014 with an “affiliated company” as so defined:

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2014 (UNAUDITED)

TRANSACTIONS WITH AFFILIATES (continued)

	Share Activity					Dividends Credited to Income for the	Gain (Loss) Realized on Sale of Shares for the
	Balance 9/30/13	Purchases / Additions	Sales / Reductions	Balance 6/30/14		period ended 6/30/14	period ended 6/30/14
Emerging Markets Small Cap Fund
KONA I Co. Ltd.	584,258	—	118,345	465,913	*	$86,458	$(148,315)

International Growth Fund
Diligent Board Member Services, Inc.	4,104,359	575,000	—	4,679,359		$—	$—

Long/Short Fund
Bill Barrett Corp.	2,304,957	711,553	334,500	2,682,010		$—	$919,287
Silicon Graphics International Corp.**	2,330,509	490,429	—	2,820,938		—	—
Swift Energy Co.	1,706,994	1,486,230	749,123	2,444,101		—	(1,538,301)

Micro Cap Fund
Goldwater Bank, N.A.	154,000	—	—	154,000		$—	$—

Small Cap Growth Fund
Blue Nile, Inc.	999,639	—	—	999,639		$—	$—
Cempra, Inc.	1,560,471	191,957		1,752,428		—	—
Chefs’ Warehouse, Inc. (The)	745,076	678,419	—	1,423,495		—	—
IPC The Hospitalist Co., Inc.	678,732	351,287	—	1,030,019		—	—
Knight Transportation, Inc.	4,792,398	137,370	—	4,929,768		879,116	—
SciQuest, Inc.	899,468	716,486		1,615,954		—	—
zooplus AG	308,302	—	15,910	292,392	*	—	(237,233)

*	This security was deemed to no longer meet the criteria of an affiliated company at the reporting date.

**	On March 5, 2014, a Schedule 13D was filed for Silicon Graphics International Corp. (“the Company”) on behalf of the Advisor and the Wasatch Long/Short Fund, including the portfolio managers Mike L. Shinnick and Ralph C. Shive (“Reporting Persons”).

7. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At June 30, 2014 the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as % of Net Assets
Global Opportunities Fund
Cardica, Inc.	Warrants	9/25/09	$5,000	$400	—

Micro Cap Fund
Cardica, Inc.	Warrants	9/25/09	$40,313	$3,225	0.00%
Goldwater Bank, N.A.	Common Stock	2/28/07	1,540,000	75,460	0.02%
			$1,580,313	$78,685	0.02%

Micro Cap Value Fund
Acetylon Pharmaceuticals, Inc., Series B	Preferred Stock	2/3/11 - 5/25/12	$499,999	$1,366,314	0.73%
Cardica, Inc.	Warrants	9/25/09	13,813	1,105	0.00%
Goldwater Bank, N.A.	Common Stock	2/28/07	419,000	20,531	0.01%
Idaho Trust Bancorp	Common Stock	8/30/06	500,004	206,113	0.11%
			$1,432,816	$1,594,063	0.85%

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2014 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Cost	Fair Value	Value as % of Net Assets
Small Cap Growth Fund
DocuSign, Inc., Series B	Preferred Stock	3/3/14	$437,256	$437,256	0.02%
DocuSign, Inc., Series B-1	Preferred Stock	3/3/14	130,983	130,983	0.01%
DocuSign, Inc., Series D	Preferred Stock	3/3/14	313,930	313,930	0.01%
DocuSign, Inc., Series E	Preferred Stock	3/3/14	8,117,819	8,117,819	0.33%
Drilling Info Holdings, Inc., Series B	Preferred Stock	9/5/13	15,350,001	15,350,001	0.63%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 12/16/13	3,228,059	3,110,898	0.13%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 12/16/13	1,339,702	1,341,687	0.05%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	2,000,000	439,118	0.02%
Nanosys, Inc., Series E	Preferred Stock	8/13/10	184,939	187,104	0.01%
			$31,102,689	$29,428,796	1.21%

Strategic Income Fund
Redcorp Ventures Ltd., 13.00%, 7/11/12	Corporate Bonds	7/5/07	$152,584	$1,182	0.00%
Star Asia Financial Ltd.	Common Stock	2/22/07 - 3/19/10	305,812	231,214	0.26%
			$458,396	$232,396	0.26%

Ultra Growth Fund
Cardica, Inc.	Warrants	9/25/09	$20,625	$1,650	0.00%
Data Sciences International, Inc., Series B	Preferred Stock	1/20/06	475,001	700,152	0.60%
Drilling Info Holdings, Inc., Series B	Preferred Stock	9/5/13	1,150,001	1,150,001	0.99%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 12/16/13	2,905,248	2,799,797	2.42%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 12/16/13	1,339,702	1,341,687	1.16%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	500,001	109,780	0.10%
Nanosys, Inc., Series E	Preferred Stock	8/13/10	46,235	46,776	0.04%
TherOx, Inc., Series I	Preferred Stock	7/7/05	1,000,000	2,439	0.00%
Xtera Communications, Inc.	Common Stock	9/3/03	99,065	914	0.00%
			$7,535,878	$6,153,196	5.31%

World Innovators Fund
Cardica, Inc.	Warrants	9/25/09	$8,937	$715	0.00%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 12/16/13	322,804	311,088	0.10%
Xtera Communications, Inc.	Common Stock	9/9/03	7,076	65	0.00%
			$338,817	$311,868	0.10%

8. PURCHASE COMMITMENTS

In September 2003, the Small Cap Growth, Ultra Growth, and World Innovators Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners II-B, L.P. The remaining commitment amounts at June 30, 2014 were $250,000, $225,000 and $25,000 respectively.

In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners III-B, L.P. The remaining commitment amounts at June 30, 2014 were $105,000 per Fund.

Securities held by the Funds have been designated to meet these purchase commitments as indicated in the Schedules of Investments.

9. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2014 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. In some instances, particularly on foreign exchanges, an official close or evaluated price may be used if the pricing service is unable to provide the last trade or most recent mean price. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a fund.

Participation Notes – Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation.

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2014 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Asset-backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated net asset value (NAV) for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of a Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/14
Core Growth Fund
Assets
Common Stocks		$959,819,080	$—	$—	$959,819,080
Short-Term Investments		—	27,148,602	—	27,148,602

		$959,819,080	$27,148,602	$—	$986,967,682

Emerging India Fund
Assets
Common Stocks		$27,528,370	$—	$—	$27,528,370

		$27,528,370	$—	$—	$27,528,370

Emerging Markets Select Fund
Assets
Common Stocks
	Health Care Facilities	$1,716,695	$1,684,372	$—	$3,401,067
	Other	58,760,364	—	—	58,760,364

		$60,477,059	$1,684,372	$—	$62,161,431

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2014 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/14
Emerging Markets Small Cap Fund
Assets
Common Stocks
	Construction Materials	$51,221,705	$21,236,894	$—	$72,458,599
	Health Care Facilities	10,344,416	17,704,769	—	28,049,185
	Home Improvement Retail	—	12,176,944	—	12,176,944
	Hotels, Resorts & Cruise Lines	35,030,178	21,216,004	—	56,246,182
	Packaged Foods & Meats	71,844,254	5,839,742	—	77,683,996
	Other	1,299,184,160	—	—	1,299,184,160
Rights		333,395	—	—	333,395

		$1,467,958,108	$78,174,353	$—	$1,546,132,461

Frontier Emerging Small Countries Fund
Assets
Common Stocks		$1,118,724,239	$—	$—	$1,118,724,239
Participation Notes		—	48,698,345	—	48,698,345
Short-Term Investments		—	107,177,093	—	107,177,093

		$1,118,724,239	$155,875,438	$—	$1,274,599,677

Global Opportunities Fund
Assets
Common Stocks		$196,783,864	$—	$—	$196,783,864
Warrants		—	—	400	400
Participation Notes		—	2,311,159	—	2,311,159
Short-Term Investments		—	4,337,138	—	4,337,138

		$196,783,864	$6,648,297	$400	$203,432,561

Heritage Growth Fund
Assets
Common Stocks		$122,450,122	$—	$—	$122,450,122
Short-Term Investments		—	8,435,993	—	8,435,993

		$122,450,122	$8,435,993	$—	$130,886,115

International Growth Fund
Assets
Common Stocks		$1,588,562,278	$—	$—	$1,588,562,278
Short-Term Investments		—	47,223,670	—	47,223,670

		$1,588,562,278	$47,223,670	$—	$1,635,785,948

International Opportunities Fund
Assets
Common Stocks
	Apparel, Accessories & Luxury Goods	$5,780,315	$1,082,070	$—	$6,862,385
	Building Products	3,580,619	1,285,522	—	4,866,141
	Food Distributors	—	2,678,250	—	2,678,250
	Household Products	6,484,469	2,876,514	—	9,360,983
	Pharmaceuticals	6,355,447	977,674	—	7,333,121
	Other	296,011,901	—	—	296,011,901
Short-Term Investments		—	2,799,167	—	2,799,167

		$318,212,751	$11,699,197	$—	$329,911,948

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2014 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/14
Large Cap Value Fund
Assets
Common Stocks		$528,581,828	$—	$—	$528,581,828
Short-Term Investments		—	15,025,794	—	15,025,794

		$528,581,828	$15,025,794	$—	$543,607,622

Long/Short Fund
Assets
Common Stocks		$2,339,371,236	$—	$—	$2,339,371,236
Short-Term Investments		—	461,580,290	—	461,580,290

		$2,339,371,236	$461,580,290	$—	$2,800,951,526

Liabilities
Equity Contracts		$(3,649,175)	$—	$—	$(3,649,175)
Securities Sold Short		(327,378,592)	—	—	(327,378,592)

		$(331,027,767)	$—	$—	$(331,027,767)

Micro Cap Fund
Assets
Common Stocks
	Specialized Finance	$—	$—	$75,460	$75,460
	Other	320,762,226	—	—	320,762,226
Warrants		—	—	3,225	3,225
Short-Term Investments		—	11,378,560	—	11,378,560

		$320,762,226	$11,378,560	$78,685	$332,219,471

Micro Cap Value Fund
Assets
Common Stocks
	Diversified Banks	$2,808,278	$—	$206,113	$3,014,391
	Personal Products	1,484,660	1,815,000	—	3,299,660
	Specialized Finance	578,351	—	20,531	598,882
	Other	166,171,755	—	—	166,171,755
Preferred Stocks
	Pharmaceuticals	—	—	1,366,314	1,366,314
	Other	1,315,343	—	—	1,315,343
Warrants		—	—	1,105	1,105
Short-Term Investments		—	12,816,910	—	12,816,910

		$172,358,387	$14,631,910	$1,594,063	$188,584,360

Liabilities
Equity Contracts		$(37,200)	$—	$—	$(37,200)

		$(37,200)	$—	$—	$(37,200)

Small Cap Growth Fund
Assets
Common Stocks		$2,404,846,233	$—	$—	$2,404,846,233
Preferred Stocks		—	—	24,976,211	24,976,211
Limited Partnership Interest		—	—	4,452,585	4,452,585
Short-Term Investments		—	5,479,966	—	5,479,966

		$2,404,846,233	$5,479,966	$29,428,796	$2,439,754,995

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2014 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/14
Small Cap Value Fund
Assets
Common Stocks		$286,889,933	$—	$—	$286,889,933
Short-Term Investments		—	16,507,979	—	16,507,979

		$286,889,933	$16,507,979	$—	$303,397,912

Strategic Income Fund
Assets
Common Stocks
	Diversified REITs	$—	$231,214	$—	$231,214
	Other	75,177,131	—	—	75,177,131
Exchange-Traded Funds		3,151,728	—	—	3,151,728
Limited Partnership Interest		3,440,976	—	—	3,440,976
Corporate Bonds		—	—	1,182	1,182
Short-Term Investments		—	6,444,486	—	6,444,486

		$81,769,835	$6,675,700	$1,182	$88,446,717

Ultra Growth Fund
Assets
Common Stocks
	Internet Software & Services	$9,927,208	$—	$914	$9,928,122
	Other	96,936,484	—	—	96,936,484
Preferred Stocks		—	—	2,009,148	2,009,148
Limited Partnership Interest		—	—	4,141,484	4,141,484
Warrants		—	—	1,650	1,650
Short-Term Investments		—	2,681,748	—	2,681,748

		$106,863,692	$2,681,748	$6,153,196	$115,698,636

World Innovators Fund
Assets
Common Stocks
	Internet Software & Services	$28,977,934	$—	$65	$28,977,999
	Other	260,213,861	—	—	260,213,861
Preferred Stocks		2,371,455	—	—	2,371,455
Limited Partnership Interest		—	—	311,088	311,088
Warrants		—	—	715	715
Short-Term Investments		—	9,330,213	—	9,330,213

		$291,563,250	$9,330,213	$311,868	$301,205,331

Income Fund
Assets
Asset Backed Securities		$—	$7,022,899	$—	$7,022,899
Collateralized Mortgage Obligations		—	17,490,719	—	17,490,719
Corporate Bonds		—	49,266,041	—	49,266,041
Municipal Bonds		—	2,575,968	—	2,575,968
Mutual Funds		383,500	—	—	383,500
Exchange-Traded Funds		1,749,930	—	—	1,749,930
U.S. Government Agency Securities		—	27,365,935	—	27,365,935
U.S. Treasury Inflation Protected Bonds		—	678,772	—	678,772
U.S. Treasury Notes		—	9,806,550	—	9,806,550
Preferred Stocks		901,800	—	—	901,800
Short-Term Investments		—	4,154,475	—	4,154,475

		$3,035,230	$118,361,359	$—	$121,396,589

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2014 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/14
U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$205,601,786	$—	$205,601,786
Short-Term Investments		—	2,793,623	—	2,793,623

		$—	$208,395,409	$—	$208,395,409

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. The table below shows the significant transfers between Level 1 and Level 2 due to fair valuation in certain foreign markets.

Fund	Transfers Out Of Level 2 at Market Value	Transfers Into Level 1 at Market Value
Emerging Markets Select Fund	$2,253,705	$2,253,705
Frontier Emerging Small Countries Fund	8,601	8,601

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended June 30, 2014:

Fund	Market Value Beginning Balance 9/30/2013	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 6/30/2014	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 6/30/2014
Global Opportunities Fund
Warrants	$2,000	$—	$—	$—	$—	$(1,600)	$—	$—	$400	$(1,600)

Micro Cap Fund
Common Stocks	$63,140	—	—	—	—	12,320	—	—	75,460	12,320
Warrants	16,125	—	—	—	—	(12,900)	—	—	3,225	(12,900)

	$79,265	—	—	—	—	(580)	—	—	78,685	(580)

Micro Cap Value Fund
Common Stocks	$218,709	—	—	—	—	7,935	—	—	226,644	7,935
Preferred Stocks	1,366,314	—	—	—	—	—	—	—	1,366,314	—
Warrants	5,525	—	—	—	—	(4,420)	—	—	1,105	(4,420)

	1,590,548	—	—	—	—	3,515	—	—	1,594,063	3,515

Small Cap Growth Fund
Preferred Stocks	$16,375,768	8,999,988	—	—	—	(399,545)	—	—	24,976,211	(399,545)
Limited Partnership Interest	4,342,253	80,000	1,001,337	—	(65,768)	1,097,437	—	—	4,452,585	1097,437

	$20,718,021	9,079,988	1,001,337	—	(65,768)	697,892	—	—	29,428,796	697,892

Strategic Income Fund
Corporate Bonds	$1,030	—	1,429	—	380	1,201	—	—	1,182	158

Ultra Growth Fund
Common Stocks	$914	—	—	—	—	—	—	—	914	—
Preferred Stocks	2,063,230	—	—	—	—	(54,082)	—	—	2,009,148	(54,082)
Limited Partnership Interest	4,023,003	75,000	912,435	—	(67,614)	1,023,530	—	—	4,141,484	1,023,530
Warrants	8,250	—	—	—	—	(6,600)	—	—	1,650	(6,600)

	$6,095,397	75,000	912,435	—	(67,614)	962,848	—	—	6,153,196	962,848

World Innovators Fund
Common Stocks	$65	—	—	—	—	—	—	—	65	—
Limited Partnership Interest	319,242	5,000	88,898	—	1,837	73,907	—	—	311,088	73,907
Warrants	3,575	—	—	—	—	(2,860)	—	—	715	(2,860)

	$322,882	$5,000	$88,898	$—	$1,837	$71,047	$—	$—	$311,868	$71,047

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 6/30/14	Valuation Technique	Unobservable Input	Range (Average)
Micro Cap Value	Direct Venture Capital Investments: Pharmaceuticals	$1,366,314	Probability of warrant exercise	Exercise price	*
			Probability of no warrant exercise	Remaining value

Micro Cap Value	Direct Venture Capital Investments: Diversified Banks	$206,113	Book value	Book value multiple	1.0

Small Cap Growth Fund	Direct Venture Capital Investments: Biotechnology	$626,222	Market comparable companies	EV/R** multiple	0.5 - 4.5 (2.0)
				Discount for lack of marketability	20%

Ultra Growth Fund	Direct Venture Capital Investments: Health Care Technology	$700,152	Market comparable companies	EBITDA*** multiple	4.0 - 17.6 (12.7)
				EV/R** multiple	0.7 - 4.3 (2.1)
				Discount for lack of marketability	20%

Ultra Growth Fund	Direct Venture Capital Investments: Biotechnology	$156,556	Market comparable companies	EV/R** multiple	0.5 - 4.5 (2.0)
				Discount for lack of marketability	20%

*	The exercise price of the warrant will be within a range; the actual price is not set at this time. As such, this valuation is directionally sensitive to the determination of the exercise price within the range.

**	Enterprise-Value-To-Revenue Multiple – (“EV/R”) A measure of the value of a stock that compares a company’s enterprise value to its revenue.

***	Earnings Before Interest, Taxes, Depreciation and Amortization (“EBITDA”) is net income with interest, taxes, depreciation, and amortization added back to it, and can be used to analyze and compare profitability between companies and industries because it eliminates the effects of financing and accounting decisions.

Changes in book value multiples, EBITDA multiples, and EV/R multiples, each in isolation, may change the fair value of the investment. Generally, a decrease in these multiples will result in a decrease in the fair value of the investment.

The Funds’ other Level 3 investments have been valued using unadjusted third-party transactions and quotations, unadjusted historical third party information or the unadjusted NAV of the investment in private investment companies. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Other information regarding the Funds is available in the Funds’ most recent Prospectus and Report to Shareholders. This information is available on the Funds’ website at www.WasatachFunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS TRUST

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: August 28, 2014

By:	/s/ Cindy B. Firestone
Cindy B. Firestone
Treasurer (principal financial officer) of Wasatch Funds Trust

Date: August 28, 2014